UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Consumer Discretionary Portfolio

March 31, 2011

1.814645.106

VCI-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
AUTO COMPONENTS - 2.8%
Auto Parts & Equipment - 2.8%
Autoliv, Inc.	3,565	$ 264,630
Gentex Corp.	5,200	157,300
Tenneco, Inc. (a)	4,833	205,161
TRW Automotive Holdings Corp. (a)	4,300	236,844
		863,935
AUTOMOBILES - 2.0%
Automobile Manufacturers - 2.0%
Bayerische Motoren Werke AG (BMW)	3,726	310,108
Ford Motor Co. (a)	20,493	305,551
		615,659
DISTRIBUTORS - 0.8%
Distributors - 0.8%
Li & Fung Ltd.	50,000	256,152
DIVERSIFIED CONSUMER SERVICES - 2.2%
Education Services - 1.3%
DeVry, Inc.	3,900	214,773
Grand Canyon Education, Inc. (a)	11,974	173,623
		388,396
Specialized Consumer Services - 0.9%
Sotheby's Class A (ltd. vtg.)	2,897	152,382
Steiner Leisure Ltd. (a)	3,021	139,751
		292,133
TOTAL DIVERSIFIED CONSUMER SERVICES		680,529
ELECTRONIC EQUIPMENT & COMPONENTS - 0.3%
Technology Distributors - 0.3%
Funtalk China Holdings Ltd. (a)	11,400	74,100
FOOD & STAPLES RETAILING - 2.1%
Drug Retail - 0.1%
Droga Raia SA	2,000	31,238
Hypermarkets & Super Centers - 2.0%
BJ's Wholesale Club, Inc. (a)	1,400	68,348
Costco Wholesale Corp.	7,340	538,169
		606,517
TOTAL FOOD & STAPLES RETAILING		637,755
HOTELS, RESTAURANTS & LEISURE - 19.6%
Casinos & Gaming - 4.9%
Betfair Group PLC	5,200	81,303
Las Vegas Sands Corp. (a)	4,828	203,838
Las Vegas Sands Corp. unit	373	267,284
MGM Mirage, Inc. (a)	14,300	188,045
Pinnacle Entertainment, Inc. (a)	12,756	173,737

	Shares	Value
WMS Industries, Inc. (a)	8,740	$ 308,959
Wynn Resorts Ltd.	2,100	267,225
		1,490,391
Hotels, Resorts & Cruise Lines - 3.8%
China Lodging Group Ltd. ADR	7,315	128,013
Home Inns & Hotels Management, Inc. sponsored ADR (a)	2,400	94,968
Marriott International, Inc. Class A	11,700	416,286
Starwood Hotels & Resorts Worldwide, Inc.	8,729	507,329
		1,146,596
Restaurants - 10.9%
BJ's Restaurants, Inc. (a)	8,116	319,202
Bravo Brio Restaurant Group, Inc.	3,800	67,222
Darden Restaurants, Inc.	9,327	458,236
McDonald's Corp.	13,117	998,073
P.F. Chang's China Bistro, Inc.	4,813	222,312
Panera Bread Co. Class A (a)	1,107	140,589
Ruth's Hospitality Group, Inc. (a)	29,581	152,638
Starbucks Corp.	17,390	642,561
Texas Roadhouse, Inc. Class A	19,395	329,521
		3,330,354
TOTAL HOTELS, RESTAURANTS & LEISURE		5,967,341
HOUSEHOLD DURABLES - 2.4%
Home Furnishings - 1.2%
Tempur-Pedic International, Inc. (a)	7,200	364,752
Homebuilding - 1.2%
Lennar Corp. Class A	14,100	255,492
Toll Brothers, Inc. (a)	5,694	112,570
		368,062
TOTAL HOUSEHOLD DURABLES		732,814
INTERNET & CATALOG RETAIL - 7.1%
Internet Retail - 7.1%
Amazon.com, Inc. (a)	7,763	1,398,349
Ocado Group PLC (a)	21,100	77,146
Priceline.com, Inc. (a)	1,374	695,849
		2,171,344
INTERNET SOFTWARE & SERVICES - 1.6%
Internet Software & Services - 1.6%
eBay, Inc. (a)	9,545	296,277
Monster Worldwide, Inc. (a)	5,200	82,680
The Knot, Inc. (a)	7,852	94,617
		473,574
LEISURE EQUIPMENT & PRODUCTS - 0.7%
Leisure Products - 0.7%
Hasbro, Inc.	4,544	212,841
Common Stocks - continued
	Shares	Value
MEDIA - 25.6%
Advertising - 1.6%
National CineMedia, Inc.	18,868	$ 352,266
WPP PLC	11,364	139,996
		492,262
Broadcasting - 1.2%
Discovery Communications, Inc. (a)	5,700	227,430
Scripps Networks Interactive, Inc. Class A	2,498	125,125
		352,555
Cable & Satellite - 9.3%
Comcast Corp.:
Class A	10,784	266,580
Class A (special) (non-vtg.)	16,644	386,474
DIRECTV (a)	11,943	558,932
Kabel Deutschland Holding AG	4,451	235,826
Sirius XM Radio, Inc. (a)	133,900	222,274
Time Warner Cable, Inc.	8,570	611,384
Virgin Media, Inc.	19,700	547,463
		2,828,933
Movies & Entertainment - 12.8%
News Corp. Class A	59,916	1,052,125
The Walt Disney Co.	38,846	1,673,874
Time Warner, Inc.	15,746	562,132
Viacom, Inc. Class B (non-vtg.)	13,128	610,715
		3,898,846
Publishing - 0.7%
United Business Media Ltd.	22,205	213,113
TOTAL MEDIA		7,785,709
MULTILINE RETAIL - 5.5%
Department Stores - 1.3%
Marisa Lojas SA	1,400	21,815
Nordstrom, Inc.	8,377	375,960
		397,775
General Merchandise Stores - 4.2%
Dollar Tree, Inc. (a)	5,038	279,710
Target Corp.	19,793	989,848
		1,269,558
TOTAL MULTILINE RETAIL		1,667,333
PROFESSIONAL SERVICES - 0.3%
Research & Consulting Services - 0.3%
Nielsen Holdings B.V. (a)	3,400	92,854
SPECIALTY RETAIL - 21.4%
Apparel Retail - 6.0%
Body Central Corp.	1,100	25,553
Chico's FAS, Inc.	18,800	280,120
Citi Trends, Inc. (a)	13,617	303,523
H&M Hennes & Mauritz AB (B Shares)	2,485	82,480

	Shares	Value
Inditex SA	954	$ 76,521
rue21, Inc. (a)	800	23,040
TJX Companies, Inc.	13,078	650,369
Urban Outfitters, Inc. (a)	12,913	385,195
		1,826,801
Automotive Retail - 1.3%
Advance Auto Parts, Inc.	5,670	372,065
Lentuo International, Inc. ADR	1,500	7,320
		379,385
Home Improvement Retail - 7.1%
Home Depot, Inc.	5,767	213,725
Lowe's Companies, Inc.	64,145	1,695,349
Lumber Liquidators Holdings, Inc. (a)	9,500	237,405
		2,146,479
Homefurnishing Retail - 2.7%
Bed Bath & Beyond, Inc. (a)	17,258	833,044
Specialty Stores - 4.3%
Hengdeli Holdings Ltd.	156,000	82,226
OfficeMax, Inc. (a)	27,510	355,979
Tiffany & Co., Inc.	4,900	301,056
Tractor Supply Co.	6,771	405,312
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3,600	173,268
		1,317,841
TOTAL SPECIALTY RETAIL		6,503,550
TEXTILES, APPAREL & LUXURY GOODS - 4.2%
Apparel, Accessories & Luxury Goods - 3.5%
China Xiniya Fashion Ltd. ADR	9,700	49,567
Phillips-Van Heusen Corp.	4,800	312,144
Polo Ralph Lauren Corp. Class A	3,660	452,559
Titan Industries Ltd.	2,197	187,984
Vera Bradley, Inc.	1,600	67,536
		1,069,790
Footwear - 0.7%
Iconix Brand Group, Inc. (a)	3,400	73,032
NIKE, Inc. Class B	1,786	135,200
		208,232
TOTAL TEXTILES, APPAREL & LUXURY GOODS		1,278,022
TOTAL COMMON STOCKS (Cost $26,606,635)		30,013,512
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $26,606,635)	30,013,512
NET OTHER ASSETS (LIABILITIES) - 1.4%	428,103
NET ASSETS - 100%	$ 30,441,615
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 56
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 30,013,512	$ 29,606,232	$ 407,280	$ -
Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $26,734,803. Net unrealized appreciation aggregated $3,278,709, of which $4,161,283 related to appreciated investment securities and $882,574 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Consumer Staples Portfolio

March 31, 2011

1.856925.103

VCSP-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
BEVERAGES - 29.9%
Brewers - 5.5%
Anadolu Efes Biracilik ve Malt Sanayii AS	4,200	$ 59,408
Anheuser-Busch InBev SA NV	10,153	578,617
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	4,400	124,564
Molson Coors Brewing Co. Class B	13,044	611,633
		1,374,222
Distillers & Vintners - 6.4%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	35,613	722,232
Diageo PLC sponsored ADR	9,987	761,209
Pernod-Ricard SA	1,500	140,036
		1,623,477
Soft Drinks - 18.0%
Coca-Cola Bottling Co. Consolidated	2,093	139,896
Coca-Cola FEMSA SAB de CV sponsored ADR	1,570	120,874
Coca-Cola Icecek AS	5,173	64,799
Cott Corp. (a)	100	842
Embotelladora Andina SA sponsored ADR	4,500	131,670
Fomento Economico Mexicano SAB de CV sponsored ADR	985	57,820
PepsiCo, Inc.	15,774	1,016,003
The Coca-Cola Co.	45,299	3,005,589
		4,537,493
TOTAL BEVERAGES		7,535,192
FOOD & STAPLES RETAILING - 13.6%
Drug Retail - 9.4%
CVS Caremark Corp.	50,842	1,744,897
Drogasil SA	4,684	36,608
Walgreen Co.	14,714	590,620
		2,372,125
Food Distributors - 0.3%
United Natural Foods, Inc. (a)	1,700	76,194
Food Retail - 2.0%
Fresh Market, Inc.	100	3,774
Koninklijke Ahold NV	6,179	82,878
Safeway, Inc.	13,387	315,130
Susser Holdings Corp. (a)	4,223	55,279
The Pantry, Inc. (a)	3,602	53,418
		510,479
Hypermarkets & Super Centers - 1.9%
BJ's Wholesale Club, Inc. (a)	505	24,654
Wal-Mart Stores, Inc.	8,814	458,769
		483,423
TOTAL FOOD & STAPLES RETAILING		3,442,221

	Shares	Value
FOOD PRODUCTS - 11.4%
Agricultural Products - 4.0%
Archer Daniels Midland Co.	7,686	$ 276,773
Bunge Ltd.	7,796	563,885
Cresud S.A.C.I.F. y A. sponsored ADR	1,319	23,874
Origin Agritech Ltd. (a)	1,500	11,550
SLC Agricola SA	4,500	63,229
Viterra, Inc.	5,300	64,276
		1,003,587
Packaged Foods & Meats - 7.4%
Brasil Foods SA	200	3,777
Calavo Growers, Inc.	2,400	52,440
Cermaq ASA	3,700	65,379
Cosan Ltd. Class A	1,700	21,930
Danone	1,054	68,827
Dean Foods Co. (a)	10,111	101,110
Mead Johnson Nutrition Co. Class A	3,584	207,621
Nestle SA	8,891	509,647
Unilever NV unit	24,809	778,010
Want Want China Holdings Ltd.	71,000	55,770
		1,864,511
TOTAL FOOD PRODUCTS		2,868,098
HOTELS, RESTAURANTS & LEISURE - 0.1%
Restaurants - 0.1%
Sonic Corp. (a)	4,606	41,684
HOUSEHOLD DURABLES - 0.2%
Household Appliances - 0.1%
SodaStream International Ltd.	600	26,286
Housewares & Specialties - 0.1%
Tupperware Brands Corp.	330	19,704
TOTAL HOUSEHOLD DURABLES		45,990
HOUSEHOLD PRODUCTS - 20.2%
Household Products - 20.2%
Colgate-Palmolive Co.	12,614	1,018,707
Procter & Gamble Co.	65,267	4,020,443
Reckitt Benckiser Group PLC	1,100	56,482
		5,095,632
PERSONAL PRODUCTS - 3.0%
Personal Products - 3.0%
Avon Products, Inc.	19,144	517,654
Hypermarcas SA (a)	3,100	41,013
L'Oreal SA	600	69,869
Natura Cosmeticos SA	2,300	64,803
Nu Skin Enterprises, Inc. Class A	2,200	63,250
		756,589
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - 2.9%
Pharmaceuticals - 2.9%
Johnson & Johnson	12,184	$ 721,902
Perrigo Co.	53	4,215
		726,117
TOBACCO - 15.1%
Tobacco - 15.1%
Altria Group, Inc.	50,576	1,316,493
British American Tobacco PLC sponsored ADR	21,332	1,727,679
KT&G Corp.	1,062	55,303
Lorillard, Inc.	864	82,089
Philip Morris International, Inc.	8,463	555,427
Souza Cruz Industria Comerico	6,500	67,681
		3,804,672
TOTAL COMMON STOCKS (Cost $22,760,516)		24,316,195
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b) (Cost $865,937)	865,937	$ 865,937
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $23,626,453)	25,182,132
NET OTHER ASSETS (LIABILITIES) - 0.2%	40,749
NET ASSETS - 100%	$ 25,222,881
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 319
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 24,316,195	$ 23,737,578	$ 578,617	$ -
Money Market Funds	865,937	865,937	-	-
Total Investments in Securities:	$ 25,182,132	$ 24,603,515	$ 578,617	$ -
Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $23,783,289. Net unrealized appreciation aggregated $1,398,843, of which $2,538,033 related to appreciated investment securities and $1,139,190 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Emerging Markets Portfolio

March 31, 2011

1.864819.103

VIPEM-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Australia - 0.1%
Extract Resources Ltd. (a)	7,273	$ 59,425
Austria - 0.3%
Erste Bank AG	6,700	337,947
Bailiwick of Jersey - 0.6%
Randgold Resources Ltd. sponsored ADR	4,200	342,468
West China Cem Ltd. (a)	510,000	225,542
TOTAL BAILIWICK OF JERSEY		568,010
Bermuda - 2.2%
Alliance Oil Co. Ltd. SDR (a)	8,249	157,013
Aquarius Platinum Ltd. (Australia)	57,511	320,601
Cheung Kong Infrastructure Holdings Ltd.	70,000	330,715
China Yurun Food Group Ltd.	138,000	463,040
GP Investments, Ltd. unit (a)	36,279	141,103
Great Eagle Holdings Ltd.	29,000	96,746
Orient Overseas International Ltd.	49,000	514,341
Shenzhen International Holdings Ltd.	1,562,500	136,593
TOTAL BERMUDA		2,160,152
Brazil - 14.7%
Banco Bradesco SA (PN) sponsored ADR	74,640	1,548,780
Banco do Estado do Rio Grande do Sul SA	24,400	300,395
Banco Santander (Brasil) SA ADR	24,300	297,918
Brasil Foods SA	24,300	458,867
Brasil Insurance Participacoes e Administracao SA	200	220,500
Cia Hering SA	15,600	286,651
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (d)	5,600	234,808
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	29,700	840,807
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	10,000	287,876
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	82	1,580
Confab Industrial SA (PN) (non-vtg.)	4,600	12,397
Eletropaulo Metropolitana SA (PN-B)	18,500	409,059
Estacio Participacoes SA	11,000	178,544
Even Construtora e Incorporadora SA	15,600	80,453
Itau Unibanco Banco Multiplo SA sponsored ADR	74,900	1,801,345
Light SA	14,500	250,452
Marcopolo SA (PN)	13,900	58,234
OGX Petroleo e Gas Participacoes SA (a)	81,900	985,720
PDG Realty SA Empreendimentos e Participacoes	76,600	429,765
Petroleo Brasileiro SA - Petrobras:
(ON) sponsored ADR	8,700	351,741
(PN) (non-vtg.)	11,200	195,579

	Shares	Value
(PN) sponsored ADR (non-vtg.)	66,448	$ 2,361,562
SLC Agricola SA	12,900	181,255
Tecnisa SA	16,200	117,780
Tegma Gestao Logistica	13,300	207,160
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	16,000	698,400
Vale SA (PN-A) sponsored ADR	64,274	1,897,368
TOTAL BRAZIL		14,694,996
British Virgin Islands - 0.2%
Mail.ru Group Ltd.:
GDR (a)(e)	5,800	173,710
GDR unit Reg. S	800	23,960
TOTAL BRITISH VIRGIN ISLANDS		197,670
Canada - 1.4%
Carpathian Gold, Inc. (a)	17,000	8,590
Eldorado Gold Corp.	25,094	409,133
First Quantum Minerals Ltd.	3,400	439,752
Petrominerales Ltd.	9,100	344,781
SouthGobi Energy Resources Ltd. (a)	2,000	29,473
Uranium One, Inc.	47,800	187,316
TOTAL CANADA		1,419,045
Cayman Islands - 3.4%
Belle International Holdings Ltd.	191,000	350,148
China Shanshui Cement Group Ltd.	552,000	515,198
Country Garden Holdings Co. Ltd.	342,000	149,487
Eurasia Drilling Co. Ltd. GDR (Reg. S)	13,685	465,290
EVA Precision Industrial Holdings Ltd.	308,000	225,300
Kaisa Group Holdings Ltd. (a)	11,000	3,861
Kingboard Chemical Holdings Ltd.	91,500	481,108
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	5,000	4,114
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	12,962	98,511
Minth Group Ltd.	1,000	1,676
Sany Heavy Equipment International Holdings Co. Ltd.	126,000	207,014
Shenguan Holdings Group Ltd.	194,000	226,956
SOHO China Ltd.	236,500	202,794
Spreadtrum Communications, Inc. ADR (a)(d)	7,200	133,560
TPK Holdings Co.	6,000	165,074
Yingli Green Energy Holding Co. Ltd. ADR (a)(d)	12,000	154,800
TOTAL CAYMAN ISLANDS		3,384,891
Chile - 0.2%
Enersis SA sponsored ADR	7,300	151,986
China - 9.7%
Agricultural Bank of China (H Shares)	1,065,000	603,791
Anhui Expressway Co. Ltd. (H Shares)	174,000	139,359
Baidu.com, Inc. sponsored ADR (a)	3,550	489,226
Changyou.com Ltd. (A Shares) ADR (a)	1,500	48,300
Common Stocks - continued
	Shares	Value
China - continued
China Communications Construction Co. Ltd. (H Shares)	258,000	$ 246,106
China Communications Services Corp. Ltd. (H Shares)	440,000	267,555
China Construction Bank Corp. (H Shares)	1,706,000	1,598,840
China Minsheng Banking Corp. Ltd. (H Shares)	413,500	380,084
China National Building Materials Co. Ltd. (H Shares)	52,000	190,857
China Oilfield Services Ltd. (H Shares)	106,000	239,838
China Petroleum & Chemical Corp.:
(H Shares)	266,000	265,603
sponsored ADR (H Shares)	5,600	563,248
China Resources Gas Group Ltd.	70,000	95,570
China Resources Land Ltd.	110,000	205,898
Comba Telecom Systems Holdings Ltd.	50,500	59,144
Digital China Holdings Ltd. (H Shares)	159,000	299,661
Dongfang Electric Corp. Ltd.	37,000	125,575
Great Wall Motor Co. Ltd. (H Shares)	83,000	153,439
Guangzhou R&F Properties Co. Ltd. (H Shares)	70,800	105,400
Harbin Power Equipment Co. Ltd. (H Shares)	374,000	387,049
Huaneng Power International, Inc. (H Shares)	168,000	98,299
Industrial & Commercial Bank of China Ltd. (H Shares)	2,164,070	1,797,225
NetEase.com, Inc. sponsored ADR (a)	1,000	49,510
Sina Corp. (a)	2,300	246,192
Suning Appliance Chain Store Co. Ltd. (UBS Warrant Programme) warrants 1/7/14 (a)	47,900	93,846
Weichai Power Co. Ltd. (H Shares)	51,000	309,792
Yantai Changyu Pioneer Wine Co. (B Shares)	31,999	313,918
Zhaojin Mining Industry Co. Ltd. (H Shares)	15,000	67,107
ZTE Corp. (H Shares)	55,400	257,820
TOTAL CHINA		9,698,252
Czech Republic - 1.3%
Ceske Energeticke Zavody AS	12,500	638,623
Komercni Banka AS	2,500	630,684
TOTAL CZECH REPUBLIC		1,269,307
Egypt - 0.4%
Commercial International Bank Ltd. sponsored GDR	75,630	415,209
Finland - 0.1%
Nokian Tyres PLC	2,300	97,847
Georgia - 0.2%
Bank of Georgia unit (a)	9,448	187,543

	Shares	Value
Hong Kong - 2.6%
China Mobile (Hong Kong) Ltd.	50,500	$ 466,162
CNOOC Ltd.	648,000	1,637,500
Shanghai Industrial Holdings Ltd.	114,000	436,737
Sino-Ocean Land Holdings Ltd.	165,000	102,242
TOTAL HONG KONG		2,642,641
India - 5.1%
Bank of Baroda	28,703	653,625
Bharti Airtel Ltd.	60,263	483,511
Canara Bank	19,606	275,637
Grasim Industries Ltd.	1,111	63,790
Gujarat State Fertilizers & Chemicals Ltd.	6,338	48,632
Indian Overseas Bank	110,486	356,671
IndusInd Bank Ltd.	17,505	107,780
Infosys Technologies Ltd. sponsored ADR	9,282	665,519
Infrastructure Development Finance Co. Ltd.	130,561	453,131
Jain Irrigation Systems Ltd.	35,042	140,734
Mahindra & Mahindra Financial Services Ltd.	8,072	140,655
Shriram Transport Finance Co. Ltd.	16,125	288,147
State Bank of India	4,792	297,482
Tata Consultancy Services Ltd.	35,482	943,027
Tata Motors Ltd. Class A	6,445	100,686
Thermax Ltd.	2,489	33,688
TOTAL INDIA		5,052,715
Indonesia - 5.2%
PT Astra International Tbk	117,500	769,168
PT Bank Mandiri (Persero) Tbk	641,500	500,973
PT Bank Rakyat Indonesia Tbk	1,245,500	822,470
PT Bank Tabungan Negara Tbk	950,000	183,291
PT Bumi Serpong Damai Tbk	1,288,000	124,252
PT Ciputra Development Tbk (a)	1,939,500	82,414
PT Delta Dunia Petroindo Tbk (a)	1,368,000	175,959
PT Gudang Garam Tbk	56,500	271,552
PT Indo Tambangraya Megah Tbk	55,000	291,819
PT Indocement Tunggal Prakarsa Tbk	94,000	176,504
PT Indofood Sukses Makmur Tbk	956,500	593,181
PT Kalbe Farma Tbk	542,500	211,830
PT Mitra Adiperkasa Tbk	169,500	53,532
PT Semen Gresik (Persero) Tbk	224,500	234,621
PT Summarecon Agung Tbk	486,500	64,811
PT Tower Bersama Infrastructure Tbk (a)	874,500	223,459
PT XL Axiata Tbk (a)	654,000	409,339
TOTAL INDONESIA		5,189,175
Isle of Man - 0.1%
Bahamas Petroleum Co. PLC (a)	345,842	126,170
Kazakhstan - 0.4%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	19,400	436,500
Common Stocks - continued
	Shares	Value
Korea (South) - 14.8%
Celltrion, Inc.	2,974	$ 94,387
CJ CGV Co. Ltd.	4,330	102,277
CJ Corp.	6,494	435,302
DC Chemical Co. Ltd.	1,441	649,206
Doosan Co. Ltd.	2,629	342,861
GS Holdings Corp.	8,272	704,610
Hanjin Heavy Industries & Consolidated Co. Ltd.	90	2,684
Hanwha Corp.	3,390	156,438
Honam Petrochemical Corp.	2,283	806,806
Hotel Shilla Co.	4,470	104,157
Hynix Semiconductor, Inc. (a)	7,020	200,389
Hyundai Department Store Co. Ltd.	2,800	362,608
Hyundai Engineering & Construction Co. Ltd.	5,343	385,924
Hyundai Fire&Marine Insurance Co. Ltd.	3,650	101,860
Hyundai Heavy Industries Co. Ltd.	2,473	1,168,276
Hyundai Mobis	2,559	764,316
Hyundai Motor Co.	7,360	1,362,591
Hyundai Steel Co.	4,651	593,835
Industrial Bank of Korea	40,860	704,290
Kia Motors Corp.	15,170	954,610
KT&G Corp.	3,665	190,854
LG Chemical Ltd.	2,442	1,024,460
Meritz Fire & Marine Insurance Co. Ltd.	27,260	257,311
Paradise Co. Ltd.	33,083	165,943
S&T Daewoo Co. Ltd.	1,850	52,303
Samsung Card Co. Ltd.	4,066	205,803
Samsung Electronics Co. Ltd.	3,281	2,788,773
Sungwoo Hitech Co. Ltd.	5,789	106,910
TOTAL KOREA (SOUTH)		14,789,784
Lebanon - 0.0%
BLOM Bank SAL GDR	4,370	41,799
Luxembourg - 0.9%
Evraz Group SA GDR (a)	13,084	519,435
Millicom International Cellular SA	4,300	413,531
TOTAL LUXEMBOURG		932,966
Malaysia - 0.8%
Axiata Group Bhd (a)	321,000	508,042
IJM Corp. Bhd	61,300	129,831
RHB Capital Bhd	67,400	191,076
TOTAL MALAYSIA		828,949
Mauritius - 0.2%
Golden Agri-Resources Ltd.	352,000	192,685
Mexico - 2.4%
America Movil SAB de CV Series L sponsored ADR	32,344	1,879,186

	Shares	Value
Cemex SA de CV sponsored ADR (d)	33,160	$ 296,119
Compartamos SAB de CV (a)	138,500	249,246
TOTAL MEXICO		2,424,551
Nigeria - 0.5%
Diamond Bank PLC	971,771	37,969
Guaranty Trust Bank PLC GDR (Reg. S)	59,516	416,612
Guinness Nigeria PLC	42,130	52,968
TOTAL NIGERIA		507,549
Peru - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	12,390	532,398
Poland - 0.5%
Eurocash SA	3,200	35,140
Lubelski Wegiel Bogdanka S.A. (a)	1,900	83,752
Netia Holdings SA (a)	5,898	10,902
Polski Koncern Naftowy Orlen SA (a)	21,700	402,248
TOTAL POLAND		532,042
Portugal - 0.2%
Jeronimo Martins SGPS SA	12,100	194,556
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	33,925	143,478
Russia - 9.0%
Cherkizovo Group OJSC GDR (a)	9,100	177,011
Magnit OJSC GDR (Reg. S)	18,000	545,580
Mechel Steel Group OAO sponsored ADR	18,219	560,963
OAO Gazprom sponsored ADR	75,261	2,433,941
OAO NOVATEK GDR	6,322	878,758
OAO Tatneft sponsored ADR	16,936	748,402
OAO TMK unit (a)	6,400	134,976
OJSC Oil Co. Rosneft GDR (Reg. S)	101,600	928,116
Polymetal JSC GDR (Reg. S) (a)	20,988	396,673
RusHydro JSC (a)	15,118	761
Sberbank (Savings Bank of the Russian Federation) (a)	319,300	1,198,820
Sberbank (Savings Bank of the Russian Federation) GDR	550	227,904
Severstal JSC (a)	18,000	352,874
Uralkali JSC GDR (Reg. S)	11,200	464,464
TOTAL RUSSIA		9,049,243
Singapore - 0.7%
GMG Global Ltd. (a)	212,000	47,092
Keppel Corp. Ltd.	53,000	517,176
Yanlord Land Group Ltd.	117,000	140,159
TOTAL SINGAPORE		704,427
Slovenia - 0.1%
Krka dd Novo mesto (a)	1,148	97,579
South Africa - 5.2%
Absa Group Ltd.	15,676	316,187
Common Stocks - continued
	Shares	Value
South Africa - continued
African Bank Investments Ltd.	123,400	$ 690,607
African Rainbow Minerals Ltd.	13,590	447,981
Anglo Platinum Ltd.	4,200	432,730
AngloGold Ashanti Ltd.	12,100	579,853
AngloGold Ashanti Ltd. sponsored ADR	8,292	397,601
Clicks Group Ltd.	23,957	150,720
Foschini Ltd.	29,623	370,673
Mr Price Group Ltd.	44,017	398,531
Murray & Roberts Holdings Ltd.	25,900	101,610
Mvelaphanda Resources Ltd. (a)	31,032	175,964
Sanlam Ltd.	84,000	342,708
Sasol Ltd.	5,300	306,649
Sasol Ltd. sponsored ADR	1,800	104,310
Shoprite Holdings Ltd.	21,602	331,361
Wilson Bayly Holmes-Ovcon Ltd.	1,624	25,927
TOTAL SOUTH AFRICA		5,173,412
Taiwan - 9.2%
Advanced Semiconductor Engineering, Inc.	175,291	189,727
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	127,653	699,538
Chroma ATE, Inc.	85,170	275,162
Edison Opto Corp.	8,776	51,185
Formosa Chemicals & Fibre Corp.	110,000	417,106
Formosa Plastics Corp.	239,000	841,234
Fubon Financial Holding Co. Ltd.	630,329	837,080
Hon Hai Precision Industry Co. Ltd. (Foxconn)	269,000	942,255
HTC Corp.	26,150	1,022,700
Huaku Development Co. Ltd.	53,000	148,519
Kinsus Interconnect Technology Corp.	41,000	126,744
Ruentex Development Co. Ltd.	214,000	347,873
Synnex Technology International Corp.	30,000	69,988
Taishin Financial Holdings Co. Ltd.	1,435,850	813,022
Taiwan Cement Corp.	466,825	563,587
Taiwan Semiconductor Manufacturing Co. Ltd.	509,609	1,221,221
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	39,655	482,998
Unimicron Technology Corp.	120,000	204,047
TOTAL TAIWAN		9,253,986
Thailand - 2.2%
Advanced Info Service PCL (For. Reg.)	138,900	413,051
Asian Property Development PCL (For. Reg.)	501,400	104,372
BEC World PCL (For. Reg.)	121,100	135,045
PTT PCL (For. Reg.)	54,900	642,148
Siam Cement PCL (For. Reg.)	24,600	308,059

	Shares	Value
Siam Commercial Bank PCL (For. Reg.)	161,300	$ 575,596
Total Access Communication PCL (For. Reg.)	400	634
TOTAL THAILAND		2,178,905
Turkey - 1.3%
Aygaz AS	10,000	63,570
Sinpas Gayrimenkul Yatirim Ortakligi AS	81,000	108,017
Tofas Turk Otomobil Fabrikasi AS	38,658	218,222
Turkiye Garanti Bankasi AS	150,000	701,084
Turkiye Vakiflar Bankasi TAO	96,000	239,883
TOTAL TURKEY		1,330,776
United Kingdom - 0.8%
Fresnillo PLC	3,900	96,500
Hikma Pharmaceuticals PLC	28,642	338,966
Xstrata PLC	14,351	335,303
TOTAL UNITED KINGDOM		770,769
United States of America - 0.4%
China Agritech, Inc. (a)(d)	3,700	25,456
Freeport-McMoRan Copper & Gold, Inc.	5,400	299,970
Sohu.com, Inc. (a)	600	53,616
TOTAL UNITED STATES OF AMERICA		379,042
TOTAL COMMON STOCKS (Cost $76,660,477)		98,148,377
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.16% (b)	1,231,843	1,231,843
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,823,875	1,823,875
TOTAL MONEY MARKET FUNDS (Cost $3,055,718)		3,055,718
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $79,716,195)	101,204,095
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(1,048,778)
NET ASSETS - 100%	$ 100,155,317
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $173,710 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 315
Fidelity Securities Lending Cash Central Fund	5,372
Total	$ 5,687
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Korea (South)	$ 14,789,784	$ 14,532,473	$ -	$ 257,311
Brazil	14,694,996	14,694,996	-	-
China	9,698,252	9,240,504	457,748	-
Taiwan	9,253,986	7,843,038	1,410,948	-
Russia	9,049,243	9,049,243	-	-
Indonesia	5,189,175	5,189,175	-	-
South Africa	5,173,412	4,286,910	886,502	-
India	5,052,715	4,227,520	825,195	-
Cayman Islands	3,384,891	3,384,891	-	-
United States of America	379,042	353,586	-	25,456
Other	21,482,881	19,379,219	2,103,662	-
Money Market Funds	3,055,718	3,055,718	-	-
Total Investments in Securities:	$ 101,204,095	$ 95,237,273	$ 5,684,055	$ 282,767
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(3,513)
Cost of Purchases	240,881
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	45,399
Transfers out of Level 3	-
Ending Balance	$ 282,767
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ (3,513)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $80,231,641. Net unrealized appreciation aggregated $20,972,454, of which $22,143,056 related to appreciated investment securities and $1,170,602 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Energy Portfolio

March 31, 2011

1.814635.106

VNR-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CHEMICALS - 1.1%
Specialty Chemicals - 1.1%
LyondellBasell Industries NV Class A (a)	148,090	$ 5,856,960
CONSTRUCTION & ENGINEERING - 1.0%
Construction & Engineering - 1.0%
Foster Wheeler AG (a)	31,900	1,200,078
Jacobs Engineering Group, Inc. (a)	67,400	3,466,382
KBR, Inc.	15,867	599,297
		5,265,757
ENERGY EQUIPMENT & SERVICES - 30.2%
Oil & Gas Drilling - 8.8%
Discovery Offshore S.A. (a)(e)	190,900	439,981
Ensco International Ltd. ADR (d)	216,866	12,543,529
Hercules Offshore, Inc. (a)	73,131	483,396
Nabors Industries Ltd. (a)	17,400	528,612
Noble Corp.	173,321	7,906,904
Northern Offshore Ltd. (a)	247,128	656,685
Ocean Rig UDW, Inc. (a)	114,800	2,386,479
Rowan Companies, Inc. (a)	37,800	1,670,004
Seadrill Ltd.	65,000	2,349,964
Transocean Ltd. (a)	214,123	16,690,888
Tuscany International Drilling, Inc. (a)	301,400	475,551
		46,131,993
Oil & Gas Equipment & Services - 21.4%
Aker Drilling ASA (a)	127,600	456,703
Baker Hughes, Inc.	288,001	21,147,913
Dresser-Rand Group, Inc. (a)	33,200	1,780,184
Halliburton Co.	342,164	17,053,454
ION Geophysical Corp. (a)	24,200	307,098
National Oilwell Varco, Inc.	244,767	19,402,680
Oceaneering International, Inc. (a)	100,414	8,982,032
Oil States International, Inc. (a)	68,410	5,208,737
Saipem SpA	22,921	1,217,989
Schlumberger Ltd.	301,891	28,154,355
Schoeller-Bleckmann Oilfield Equipment AG	13,349	1,311,846
Superior Energy Services, Inc. (a)	40,654	1,666,814
TSC Offshore Group Ltd. (a)	14,000	4,266
Weatherford International Ltd. (a)	225,142	5,088,209
Willbros Group, Inc. (a)	87,133	951,492
		112,733,772
TOTAL ENERGY EQUIPMENT & SERVICES		158,865,765
METALS & MINING - 0.9%
Diversified Metals & Mining - 0.9%
Grande Cache Coal Corp. (a)	54,337	575,478
MacArthur Coal Ltd.	88,202	1,058,186
Walter Energy, Inc.	23,465	3,177,865
		4,811,529

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 65.6%
Coal & Consumable Fuels - 6.4%
Cameco Corp. (d)	74,600	$ 2,243,308
Massey Energy Co.	326,744	22,336,220
Peabody Energy Corp.	124,840	8,983,486
		33,563,014
Integrated Oil & Gas - 36.0%
BG Group PLC	49,185	1,223,321
Chevron Corp.	432,318	46,443,923
Exxon Mobil Corp.	895,164	75,310,147
Hess Corp.	147,119	12,536,010
Marathon Oil Corp.	424,689	22,640,171
OAO Gazprom sponsored ADR	48,500	1,568,490
Occidental Petroleum Corp.	274,093	28,639,978
Suncor Energy, Inc.	26,500	1,188,223
		189,550,263
Oil & Gas Exploration & Production - 14.1%
Anadarko Petroleum Corp.	83,898	6,872,924
Apache Corp.	149,819	19,614,303
Bankers Petroleum Ltd. (a)	228,200	2,047,375
Brigham Exploration Co. (a)	14,700	546,546
Cimarex Energy Co.	65,644	7,564,815
Concho Resources, Inc. (a)	4,600	493,580
Gran Tierra Energy, Inc. (a)	222,000	1,790,286
Newfield Exploration Co. (a)	95,924	7,291,183
Niko Resources Ltd.	9,000	863,154
Noble Energy, Inc.	26,600	2,570,890
Northern Oil & Gas, Inc. (a)	5,000	133,500
Pacific Rubiales Energy Corp.	42,500	1,178,973
Painted Pony Petroleum Ltd. Class A (a)	67,000	786,975
Petrobank Energy & Resources Ltd. (a)	21,000	443,735
Petroleum Development Corp. (a)	26,800	1,286,668
Petrominerales Ltd. (d)	26,633	1,009,071
Pioneer Natural Resources Co.	64,234	6,546,729
Talisman Energy, Inc.	108,100	2,672,122
Whiting Petroleum Corp. (a)	142,206	10,445,031
		74,157,860
Oil & Gas Refining & Marketing - 9.0%
CVR Energy, Inc. (a)	197,834	4,581,835
Frontier Oil Corp.	263,881	7,736,991
Holly Corp.	210,012	12,760,329
Keyera Corp.	13,700	555,516
Petroplus Holdings AG	34,970	552,058
Tesoro Corp. (a)	272,089	7,300,148
Valero Energy Corp.	305,657	9,114,692
Western Refining, Inc. (a)(d)	185,694	3,147,513
World Fuel Services Corp.	41,950	1,703,590
		47,452,672
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - 0.1%
Williams Companies, Inc.	16,700	$ 520,706
TOTAL OIL, GAS & CONSUMABLE FUELS		345,244,515
TOTAL COMMON STOCKS (Cost $382,031,008)		520,044,526
Convertible Bonds - 0.0%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $180,000)	$ 180,000	186,750
Money Market Funds - 3.1%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	6,884,701	6,884,701
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	9,260,500	9,260,500
TOTAL MONEY MARKET FUNDS (Cost $16,145,201)		16,145,201
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $398,356,209)	536,376,477
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(9,756,885)
NET ASSETS - 100%	$ 526,619,592
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $439,981 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,235
Fidelity Securities Lending Cash Central Fund	3,399
Total	$ 6,634
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 520,044,526	$ 520,044,526	$ -	$ -
Convertible Bonds	186,750	-	186,750	-
Money Market Funds	16,145,201	16,145,201	-	-
Total Investments in Securities:	$ 536,376,477	$ 536,189,727	$ 186,750	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 200,308
Total Realized Gain (Loss)	(47,206)
Total Unrealized Gain (Loss)	38,184
Cost of Purchases	-
Proceeds of Sales	(191,286)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $402,308,708. Net unrealized appreciation aggregated $134,067,769, of which $142,447,692 related to appreciated investment securities and $8,379,923 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Financial Services Portfolio

March 31, 2011

1.814647.106

VFS-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.4%
	Shares	Value
CAPITAL MARKETS - 29.7%
Asset Management & Custody Banks - 8.7%
Affiliated Managers Group, Inc. (a)	8,809	$ 963,440
Franklin Resources, Inc.	5,263	658,296
Invesco Ltd.	43,200	1,104,192
Legg Mason, Inc.	6,062	218,778
Northern Trust Corp.	6,800	345,100
State Street Corp.	7,600	341,544
		3,631,350
Investment Banking & Brokerage - 21.0%
E*TRADE Financial Corp. (a)	119,682	1,870,630
Evercore Partners, Inc. Class A	16,046	550,217
GFI Group, Inc.	125,439	629,704
Goldman Sachs Group, Inc.	13,184	2,089,268
Jefferies Group, Inc. (d)	31,595	787,979
Lazard Ltd. Class A	16,400	681,912
MF Global Holdings Ltd. (a)	81,047	671,069
Morgan Stanley	55,354	1,512,271
		8,793,050
TOTAL CAPITAL MARKETS		12,424,400
COMMERCIAL BANKS - 32.5%
Diversified Banks - 13.0%
Banco ABC Brasil SA	20,000	151,900
Banco Pine SA	5,400	44,651
Comerica, Inc.	118,552	4,353,227
Itau Unibanco Banco Multiplo SA sponsored ADR	36,763	884,150
		5,433,928
Regional Banks - 19.5%
Banco Daycoval SA (PN)	26,200	195,780
BancTrust Financial Group, Inc. (a)(d)	7,400	18,204
Bridge Capital Holdings (a)	1,000	9,440
Bridge Capital Holdings (a)(e)	11,030	93,711
CIT Group, Inc. (a)	35,482	1,509,759
CoBiz, Inc.	55,220	383,779
First Interstate Bancsystem, Inc.	10,900	148,240
Glacier Bancorp, Inc.	30,160	453,908
Landmark Bancorp, Inc.	89	1,446
MidWestOne Financial Group, Inc.	2	30
Regions Financial Corp.	378,442	2,747,489
SunTrust Banks, Inc.	4,390	126,608
Susquehanna Bancshares, Inc.	26,756	250,169
SVB Financial Group (a)	5,173	294,499
Synovus Financial Corp. (d)	512,377	1,229,705
Webster Financial Corp.	7,900	169,297
Zions Bancorporation	23,742	547,491
		8,179,555
TOTAL COMMERCIAL BANKS		13,613,483

	Shares	Value
CONSUMER FINANCE - 7.0%
Consumer Finance - 7.0%
American Express Co.	25,603	$ 1,157,256
Netspend Holdings, Inc.	44,780	471,086
SLM Corp. (a)	86,255	1,319,702
		2,948,044
DIVERSIFIED FINANCIAL SERVICES - 14.5%
Other Diversified Financial Services - 10.9%
Bank of America Corp.	29,512	393,395
Citigroup, Inc. (a)	490,055	2,166,043
JPMorgan Chase & Co.	43,723	2,015,630
		4,575,068
Specialized Finance - 3.6%
Infrastructure Development Finance Co. Ltd.	192,724	668,877
PHH Corp. (a)	37,636	819,336
		1,488,213
TOTAL DIVERSIFIED FINANCIAL SERVICES		6,063,281
HOUSEHOLD DURABLES - 1.0%
Homebuilding - 1.0%
MRV Engenharia e Participacoes SA	52,100	416,762
INSURANCE - 3.3%
Life & Health Insurance - 0.7%
MetLife, Inc.	6,100	272,853
Multi-Line Insurance - 2.6%
Fairfax Financial Holdings Ltd. (sub. vtg.)	300	113,386
Genworth Financial, Inc. Class A (a)	73,995	995,973
		1,109,359
TOTAL INSURANCE		1,382,212
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
China Finance Online Co. Ltd. ADR (a)	16,874	76,777
IT SERVICES - 11.4%
Data Processing & Outsourced Services - 11.4%
MasterCard, Inc. Class A	5,342	1,344,688
Visa, Inc. Class A	46,838	3,448,214
		4,792,902
REAL ESTATE INVESTMENT TRUSTS - 0.4%
Specialized REITs - 0.4%
Strategic Hotel & Resorts, Inc. (a)	23,838	153,755
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Real Estate Operating Companies - 0.3%
Castellum AB (d)	8,500	123,564
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - 0.1%
Home Improvement Retail - 0.1%
Home Depot, Inc.	1,360	$ 50,402
THRIFTS & MORTGAGE FINANCE - 0.0%
Thrifts & Mortgage Finance - 0.0%
Cheviot Financial Corp.	2,624	22,593
Washington Mutual, Inc. (a)	16,757	787
		23,380
TOTAL COMMON STOCKS (Cost $41,065,001)		42,068,962
Money Market Funds - 5.3%

Fidelity Cash Central Fund, 0.16% (b)	1,000	1,000
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	2,201,850	2,201,850
TOTAL MONEY MARKET FUNDS (Cost $2,202,850)		2,202,850
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $43,267,851)		44,271,812
NET OTHER ASSETS (LIABILITIES) - (5.7)%		(2,384,322)
NET ASSETS - 100%		$ 41,887,490
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $93,960 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Bridge Capital Holdings	11/19/10	$ 94,307
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1
Fidelity Securities Lending Cash Central Fund	1,387
Total	$ 1,388
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 42,068,962	$ 41,975,251	$ 93,711	$ -
Money Market Funds	2,202,850	2,202,850	-	-
Total Investments in Securities:	$ 44,271,812	$ 44,178,101	$ 93,711	$ -
Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $43,777,662. Net unrealized appreciation aggregated $494,150, of which $2,639,562 related to appreciated investment securities and $2,145,412 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Stock Portfolio

March 31, 2011

1.799868.107

VIPGR-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.1%
Minth Group Ltd.	12,000	$ 20,117
Automobiles - 0.5%
Ford Motor Co. (a)	9,400	140,154
Hyundai Motor Co.	123	22,772
		162,926
Diversified Consumer Services - 1.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	500	50,035
Weight Watchers International, Inc.	4,100	287,410
		337,445
Hotels, Restaurants & Leisure - 0.5%
Ctrip.com International Ltd. sponsored ADR (a)	4,000	165,960
Las Vegas Sands Corp. (a)	200	8,444
		174,404
Household Durables - 3.3%
Beazer Homes USA, Inc. (a)	10,600	48,442
iRobot Corp. (a)	4,000	131,560
La-Z-Boy, Inc. (a)	5,200	49,660
M.D.C. Holdings, Inc.	3,800	96,330
Meritage Homes Corp. (a)	3,253	78,495
Ryland Group, Inc.	3,700	58,830
Tempur-Pedic International, Inc. (a)	11,700	592,722
		1,056,039
Internet & Catalog Retail - 2.7%
Amazon.com, Inc. (a)	3,380	608,839
E-Commerce China Dangdang, Inc. ADR (d)	3,200	66,016
Netflix, Inc. (a)	200	47,466
Priceline.com, Inc. (a)	300	151,932
		874,253
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	3,300	154,572
Media - 0.9%
Discovery Communications, Inc. (a)	2,400	95,760
The Walt Disney Co.	2,500	107,725
Valassis Communications, Inc. (a)	2,900	84,506
		287,991
Specialty Retail - 2.9%
DSW, Inc. Class A (a)	3,900	155,844
Sally Beauty Holdings, Inc. (a)	21,600	302,616
TJX Companies, Inc.	9,500	472,435
Vitamin Shoppe, Inc. (a)	500	16,915
		947,810
Textiles, Apparel & Luxury Goods - 1.3%
Deckers Outdoor Corp. (a)	1,700	146,455
Phillips-Van Heusen Corp.	2,600	169,078

	Shares	Value
Titan Industries Ltd.	396	$ 33,883
Vera Bradley, Inc. (d)	1,600	67,536
		416,952
TOTAL CONSUMER DISCRETIONARY		4,432,509
CONSUMER STAPLES - 8.1%
Beverages - 2.0%
Anheuser-Busch InBev SA NV	1,347	76,765
Dr Pepper Snapple Group, Inc.	8,100	300,996
PepsiCo, Inc.	1,200	77,292
The Coca-Cola Co.	2,850	189,098
		644,151
Food & Staples Retailing - 1.3%
BJ's Wholesale Club, Inc. (a)	6,200	302,684
Drogasil SA	6,100	47,675
Fresh Market, Inc.	600	22,644
Wal-Mart de Mexico SA de CV Series V	14,500	43,426
		416,429
Food Products - 1.9%
Green Mountain Coffee Roasters, Inc. (a)	5,300	342,433
Mead Johnson Nutrition Co. Class A	2,800	162,204
Nestle SA sponsored ADR	1,300	74,724
Shenguan Holdings Group Ltd.	26,000	30,417
SunOpta, Inc. (a)	400	2,968
		612,746
Household Products - 0.3%
Procter & Gamble Co.	1,800	110,880
Personal Products - 2.6%
Estee Lauder Companies, Inc. Class A	1,100	105,996
Hengan International Group Co. Ltd.	3,500	25,962
Herbalife Ltd.	5,000	406,800
Schiff Nutrition International, Inc.	31,400	286,054
		824,812
TOTAL CONSUMER STAPLES		2,609,018
ENERGY - 12.2%
Energy Equipment & Services - 3.4%
Baker Hughes, Inc.	2,500	183,575
Halliburton Co.	4,100	204,344
Noble Corp.	3,700	168,794
Oceaneering International, Inc. (a)	1,800	161,010
Schlumberger Ltd.	1,990	185,587
Transocean Ltd. (a)	1,100	85,745
Weatherford International Ltd. (a)	4,900	110,740
		1,099,795
Oil, Gas & Consumable Fuels - 8.8%
Atlas Pipeline Partners, LP	1,100	37,950
Chesapeake Energy Corp.	3,100	103,912
Chevron Corp.	1,500	161,145
Exxon Mobil Corp.	21,390	1,799,541
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Hess Corp.	1,700	$ 144,857
Holly Corp.	1,500	91,140
Marathon Oil Corp.	2,900	154,599
Massey Energy Co.	2,100	143,556
Southwestern Energy Co. (a)	3,200	137,504
Whiting Petroleum Corp. (a)	1,000	73,450
		2,847,654
TOTAL ENERGY		3,947,449
FINANCIALS - 4.8%
Capital Markets - 1.6%
Bank of New York Mellon Corp.	2,700	80,649
Charles Schwab Corp.	8,500	153,255
Goldman Sachs Group, Inc.	400	63,388
Morgan Stanley	5,000	136,600
TD Ameritrade Holding Corp.	4,500	93,915
		527,807
Commercial Banks - 1.3%
Aozora Bank Ltd.	13,000	29,387
Comerica, Inc.	2,500	91,800
Regions Financial Corp.	10,800	78,408
SunTrust Banks, Inc.	2,700	77,868
Synovus Financial Corp.	28,900	69,360
Wells Fargo & Co.	1,900	60,230
		407,053
Consumer Finance - 0.1%
SLM Corp. (a)	2,600	39,780
Diversified Financial Services - 0.5%
Citigroup, Inc. (a)	16,200	71,604
JPMorgan Chase & Co.	1,800	82,980
		154,584
Insurance - 0.6%
AFLAC, Inc.	1,700	89,726
Assured Guaranty Ltd.	6,500	96,850
		186,576
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	4,100	109,470
Jones Lang LaSalle, Inc.	600	59,844
The St. Joe Co. (a)	2,400	60,168
		229,482
Thrifts & Mortgage Finance - 0.0%
BankUnited, Inc.	200	5,742
TOTAL FINANCIALS		1,551,024
HEALTH CARE - 9.6%
Biotechnology - 4.1%
Achillion Pharmaceuticals, Inc. (a)	4,800	34,320

	Shares	Value
Alexion Pharmaceuticals, Inc. (a)	1,800	$ 177,624
Amarin Corp. PLC ADR (a)	4,500	32,850
Amicus Therapeutics, Inc. (a)	11,800	83,662
Amylin Pharmaceuticals, Inc. (a)	500	5,685
Ardea Biosciences, Inc. (a)	2,020	57,954
ARIAD Pharmaceuticals, Inc. (a)	11,400	85,728
ArQule, Inc. (a)	2,300	16,468
BioMarin Pharmaceutical, Inc. (a)	3,400	85,442
Dynavax Technologies Corp. (a)	11,900	32,844
Gilead Sciences, Inc. (a)	6,700	284,348
Keryx Biopharmaceuticals, Inc. (a)	7,700	38,500
Lexicon Pharmaceuticals, Inc. (a)	12,800	21,504
Nanosphere, Inc. (a)	3,300	10,725
NPS Pharmaceuticals, Inc. (a)	3,500	33,495
SIGA Technologies, Inc. (a)	9,600	116,160
Theravance, Inc. (a)	3,200	77,504
United Therapeutics Corp. (a)	1,800	120,636
		1,315,449
Health Care Equipment & Supplies - 1.1%
Alere, Inc. (a)	3,325	130,141
Edwards Lifesciences Corp. (a)	2,500	217,500
Mako Surgical Corp. (a)	900	21,780
		369,421
Health Care Providers & Services - 1.4%
McKesson Corp.	2,700	213,435
Medco Health Solutions, Inc. (a)	4,100	230,256
		443,691
Health Care Technology - 1.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	11,400	239,286
Cerner Corp. (a)	1,000	111,200
		350,486
Life Sciences Tools & Services - 0.7%
Illumina, Inc. (a)	1,000	70,070
Thermo Fisher Scientific, Inc. (a)	2,800	155,540
		225,610
Pharmaceuticals - 1.2%
AVANIR Pharmaceuticals Class A (a)(d)	21,900	89,352
Cadence Pharmaceuticals, Inc. (a)(d)	7,900	72,759
MAP Pharmaceuticals, Inc. (a)	33	455
Shire PLC sponsored ADR	800	69,680
Valeant Pharmaceuticals International, Inc. (Canada)	3,258	162,614
		394,860
TOTAL HEALTH CARE		3,099,517
INDUSTRIALS - 12.1%
Aerospace & Defense - 4.1%
Alliant Techsystems, Inc.	100	7,067
Precision Castparts Corp.	1,200	176,616
Raytheon Co.	2,900	147,523
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Textron, Inc.	15,300	$ 419,067
United Technologies Corp.	6,600	558,690
		1,308,963
Airlines - 0.5%
Copa Holdings SA Class A	1,500	79,200
Southwest Airlines Co.	6,700	84,621
		163,821
Building Products - 0.4%
Masco Corp.	3,900	54,288
Quanex Building Products Corp.	4,100	80,483
		134,771
Commercial Services & Supplies - 0.3%
Higher One Holdings, Inc. (a)	100	1,445
Sykes Enterprises, Inc. (a)	5,400	106,758
		108,203
Construction & Engineering - 0.9%
Fluor Corp.	1,300	95,758
Jacobs Engineering Group, Inc. (a)	1,900	97,717
KBR, Inc.	1,600	60,432
URS Corp. (a)	600	27,630
		281,537
Electrical Equipment - 1.4%
Alstom SA	4,883	288,633
American Superconductor Corp. (a)(d)	2,500	62,175
Emerson Electric Co.	1,100	64,273
Satcon Technology Corp. (a)(d)	13,100	50,566
		465,647
Machinery - 2.0%
Cummins, Inc.	2,000	219,240
Ingersoll-Rand Co. Ltd.	6,400	309,184
Weg SA	9,700	127,737
		656,161
Professional Services - 1.4%
IHS, Inc. Class A (a)	1,300	115,375
Towers Watson & Co.	6,300	349,398
		464,773
Road & Rail - 0.6%
Union Pacific Corp.	1,900	186,827
Trading Companies & Distributors - 0.5%
WESCO International, Inc. (a)	2,500	156,250
TOTAL INDUSTRIALS		3,926,953
INFORMATION TECHNOLOGY - 30.8%
Communications Equipment - 3.2%
Acme Packet, Inc. (a)	1,100	78,056
Calix Networks, Inc. (a)	4,000	81,240

	Shares	Value
Juniper Networks, Inc. (a)	5,600	$ 235,648
QUALCOMM, Inc.	10,400	570,232
Riverbed Technology, Inc. (a)	1,900	71,535
		1,036,711
Computers & Peripherals - 6.7%
Apple, Inc. (a)	5,520	1,923,442
Hewlett-Packard Co.	1,800	73,746
NetApp, Inc. (a)	700	33,726
SanDisk Corp. (a)	1,800	82,962
Western Digital Corp. (a)	1,500	55,935
		2,169,811
Internet Software & Services - 7.5%
Akamai Technologies, Inc. (a)	2,700	102,600
Baidu.com, Inc. sponsored ADR (a)	1,200	165,372
Demand Media, Inc.	1,900	44,745
eBay, Inc. (a)	21,400	664,256
Facebook, Inc. Class B (a)	1,198	29,950
Google, Inc. Class A (a)	1,790	1,049,316
NetEase.com, Inc. sponsored ADR (a)	1,500	74,265
OpenTable, Inc. (a)	700	74,445
Rackspace Hosting, Inc. (a)	4,500	192,825
Velti PLC (a)	1,300	16,367
		2,414,141
IT Services - 3.0%
Cognizant Technology Solutions Corp. Class A (a)	7,360	599,104
International Business Machines Corp.	1,300	211,991
Virtusa Corp. (a)	8,800	164,824
		975,919
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. (a)(d)	18,900	162,540
Alpha & Omega Semiconductor Ltd. (a)	3,300	41,877
Avago Technologies Ltd.	2,400	74,640
Broadcom Corp. Class A	2,400	94,512
Inphi Corp.	100	2,101
LTX-Credence Corp. (a)	5,300	48,389
Marvell Technology Group Ltd. (a)	6,400	99,520
National Semiconductor Corp.	3,600	51,624
NVIDIA Corp. (a)	16,500	304,590
		879,793
Software - 7.6%
BMC Software, Inc. (a)	2,900	144,246
Check Point Software Technologies Ltd. (a)	1,500	76,575
Citrix Systems, Inc. (a)	1,100	80,806
Informatica Corp. (a)	3,500	182,805
Intuit, Inc. (a)	7,300	387,630
Longtop Financial Technologies Ltd. ADR (a)	1,100	34,562
MICROS Systems, Inc. (a)	6,700	331,181
Oracle Corp.	14,600	487,202
Red Hat, Inc. (a)	2,800	127,092
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Rovi Corp. (a)	600	$ 32,190
salesforce.com, Inc. (a)	1,700	227,086
Solera Holdings, Inc.	5,100	260,610
VMware, Inc. Class A (a)	1,100	89,694
		2,461,679
TOTAL INFORMATION TECHNOLOGY		9,938,054
MATERIALS - 5.4%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	800	72,144
Ashland, Inc.	2,700	155,952
CF Industries Holdings, Inc.	1,400	191,506
LyondellBasell Industries NV Class A (a)	4,000	158,200
Praxair, Inc.	1,600	162,560
		740,362
Metals & Mining - 3.1%
Alcoa, Inc.	4,200	74,130
AngloGold Ashanti Ltd. sponsored ADR	2,300	110,285
Freeport-McMoRan Copper & Gold, Inc.	2,000	111,100
Goldcorp, Inc.	3,200	159,522
Ivanhoe Mines Ltd. (a)	5,300	145,331
Newcrest Mining Ltd.	4,847	199,618
Reliance Steel & Aluminum Co.	1,600	92,448
Royal Gold, Inc.	600	31,440
United States Steel Corp.	1,500	80,910
		1,004,784
TOTAL MATERIALS		1,745,146
TELECOMMUNICATION SERVICES - 1.9%
Wireless Telecommunication Services - 1.9%
American Tower Corp. Class A (a)	11,200	580,384
SOFTBANK CORP.	800	31,937
		612,321

	Shares	Value
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	1,700	$ 22,100
TOTAL COMMON STOCKS (Cost $26,338,992)		31,884,091
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 0.16% (b)	785,004	785,004
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	469,000	469,000
TOTAL MONEY MARKET FUNDS (Cost $1,254,004)		1,254,004
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $27,592,996)	33,138,095
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(832,409)
NET ASSETS - 100%	$ 32,305,686
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 307
Fidelity Securities Lending Cash Central Fund	3,314
Total	$ 3,621
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,432,509	$ 4,432,509	$ -	$ -
Consumer Staples	2,609,018	2,532,253	76,765	-
Energy	3,947,449	3,947,449	-	-
Financials	1,551,024	1,551,024	-	-
Health Care	3,099,517	3,099,517	-	-
Industrials	3,926,953	3,926,953	-	-
Information Technology	9,938,054	9,908,104	-	29,950
Materials	1,745,146	1,745,146	-	-
Telecommunication Services	612,321	612,321	-	-
Utilities	22,100	22,100	-	-
Money Market Funds	1,254,004	1,254,004	-	-
Total Investments in Securities:	$ 33,138,095	$ 33,031,380	$ 76,765	$ 29,950
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	29,950
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 29,950
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $27,667,540. Net unrealized appreciation aggregated $5,470,555, of which $5,938,494 related to appreciated investment securities and $467,939 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Health Care Portfolio

March 31, 2011

1.814639.106

VHC-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
BIOTECHNOLOGY - 20.3%
Biotechnology - 20.3%
Achillion Pharmaceuticals, Inc. (a)	34,200	$ 244,530
Acorda Therapeutics, Inc. (a)	13,700	317,840
Affymax, Inc. (a)	15,900	93,333
Alexion Pharmaceuticals, Inc. (a)	17,000	1,677,560
AMAG Pharmaceuticals, Inc. (a)	8,200	136,940
Amgen, Inc. (a)	25,441	1,359,821
Anthera Pharmaceuticals, Inc.	40,912	276,565
Ardea Biosciences, Inc. (a)	33,725	967,570
ARIAD Pharmaceuticals, Inc. (a)(d)	116,200	873,824
ArQule, Inc. (a)	35,600	254,896
AVEO Pharmaceuticals, Inc.	4,555	60,991
AVEO Pharmaceuticals, Inc. (e)	4,421	53,277
Biogen Idec, Inc. (a)	14,900	1,093,511
BioMarin Pharmaceutical, Inc. (a)	54,577	1,371,520
Cephalon, Inc. (a)	7,600	575,928
Chelsea Therapeutics International Ltd. (a)(d)	44,362	173,012
Dynavax Technologies Corp. (a)	118,809	327,913
Gilead Sciences, Inc. (a)	89,915	3,815,993
Human Genome Sciences, Inc. (a)	15,200	417,240
Incyte Corp. (a)(d)	34,119	540,786
Inhibitex, Inc. (a)	40,800	147,696
Medivir AB (B Shares) (a)	19,300	427,874
Micromet, Inc. (a)	16,900	94,809
Neurocrine Biosciences, Inc. (a)	17,200	130,548
Seattle Genetics, Inc. (a)	25,650	399,371
Targacept, Inc. (a)	17,533	466,202
Theravance, Inc. (a)	22,200	537,684
United Therapeutics Corp. (a)	18,652	1,250,057
YM Biosciences, Inc. (a)	28,200	75,029
ZIOPHARM Oncology, Inc. (a)(d)	47,083	294,269
		18,456,589
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc. (a)	40,239	221,717
Stewart Enterprises, Inc. Class A	27,832	212,636
		434,353
FOOD & STAPLES RETAILING - 1.3%
Drug Retail - 1.3%
CVS Caremark Corp.	23,600	809,952
Droga Raia SA	4,000	62,475
Rite Aid Corp. (a)	256,005	271,365
		1,143,792
HEALTH CARE EQUIPMENT & SUPPLIES - 20.9%
Health Care Equipment - 20.4%
American Medical Systems Holdings, Inc. (a)	38,400	830,976

	Shares	Value
ArthroCare Corp. (a)	265	$ 8,835
Baxter International, Inc.	42,800	2,301,356
Boston Scientific Corp. (a)	200,700	1,443,033
C. R. Bard, Inc.	17,091	1,697,307
Covidien PLC	102,789	5,338,863
Edwards Lifesciences Corp. (a)	30,574	2,659,938
Genmark Diagnostics, Inc.	50,000	202,000
HeartWare International, Inc. (a)(d)	5,880	502,916
Hologic, Inc. (a)	23,400	519,480
Masimo Corp.	21,135	699,569
Orthofix International NV (a)	8,266	268,314
Orthovita, Inc. (a)	103,839	221,177
St. Jude Medical, Inc.	23,600	1,209,736
William Demant Holding AS (a)	7,000	605,943
		18,509,443
Health Care Supplies - 0.5%
RTI Biologics, Inc. (a)	102,193	292,272
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	60,000	171,239
		463,511
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		18,972,954
HEALTH CARE PROVIDERS & SERVICES - 24.4%
Health Care Distributors & Services - 4.0%
Amplifon SpA	46,100	279,778
McKesson Corp.	42,779	3,381,680
		3,661,458
Health Care Facilities - 4.7%
Community Health Systems, Inc. (a)	32,100	1,283,679
Emeritus Corp. (a)	14,528	369,883
Hanger Orthopedic Group, Inc. (a)	16,690	434,441
HCA Holdings, Inc.	16,900	572,403
HealthSouth Corp. (a)	21,300	532,074
Kindred Healthcare, Inc. (a)	12,490	298,261
LCA-Vision, Inc. (a)	30,000	202,500
Sunrise Senior Living, Inc. (a)	47,135	562,321
		4,255,562
Health Care Services - 11.6%
Accretive Health, Inc.	33,803	938,371
Express Scripts, Inc. (a)	21,268	1,182,713
Fresenius Medical Care AG & Co. KGaA	18,300	1,228,571
HMS Holdings Corp. (a)	11,000	900,350
Laboratory Corp. of America Holdings (a)	6,400	589,632
Medco Health Solutions, Inc. (a)	72,805	4,088,729
Omnicare, Inc. (d)	21,700	650,783
Sun Healthcare Group, Inc. (a)	33,100	465,717
Team Health Holdings, Inc. (a)	29,825	521,341
		10,566,207
Managed Health Care - 4.1%
CIGNA Corp.	25,632	1,134,985
Healthspring, Inc. (a)	5,000	186,850
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Managed Health Care - continued
Humana, Inc. (a)	10,300	$ 720,382
UnitedHealth Group, Inc.	29,633	1,339,412
Universal American Financial Corp.	15,000	343,650
		3,725,279
TOTAL HEALTH CARE PROVIDERS & SERVICES		22,208,506
HEALTH CARE TECHNOLOGY - 2.2%
Health Care Technology - 2.2%
Allscripts-Misys Healthcare Solutions, Inc. (a)	68,480	1,437,395
Computer Programs & Systems, Inc.	8,566	550,622
		1,988,017
INTERNET SOFTWARE & SERVICES - 0.7%
Internet Software & Services - 0.7%
WebMD Health Corp. (a)	12,000	641,040
LIFE SCIENCES TOOLS & SERVICES - 13.4%
Life Sciences Tools & Services - 13.4%
Agilent Technologies, Inc. (a)	38,566	1,726,985
Bruker BioSciences Corp. (a)	33,700	702,645
Covance, Inc. (a)	28,018	1,533,145
Illumina, Inc. (a)(d)	74,800	5,241,236
PAREXEL International Corp. (a)	14,583	363,117
QIAGEN NV (a)(d)	47,124	944,836
Thermo Fisher Scientific, Inc. (a)	30,000	1,666,500
		12,178,464
MACHINERY - 0.9%
Industrial Machinery - 0.9%
Pall Corp.	13,616	784,418
PERSONAL PRODUCTS - 0.3%
Personal Products - 0.3%
Prestige Brands Holdings, Inc. (a)	24,126	277,449
PHARMACEUTICALS - 12.7%
Pharmaceuticals - 12.7%
Cardiome Pharma Corp. (a)	51,400	218,385
Columbia Laboratories, Inc. (a)	42,800	161,356
Merck & Co., Inc.	77,116	2,545,599
Optimer Pharmaceuticals, Inc. (a)	20,767	245,674
Perrigo Co.	12,674	1,007,836
Pfizer, Inc.	100,650	2,044,202
Piramal Healthcare Ltd.	21,612	202,220
Shire PLC sponsored ADR	18,100	1,576,510
Valeant Pharmaceuticals International, Inc. (Canada)	59,760	2,982,762
Watson Pharmaceuticals, Inc. (a)	10,700	599,307
		11,583,851

	Shares	Value
SOFTWARE - 0.6%
Application Software - 0.6%
Nuance Communications, Inc. (a)	29,600	$ 578,976
TOTAL COMMON STOCKS (Cost $71,623,963)		89,248,409
Convertible Preferred Stocks - 0.1%

PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. (a)(e) (Cost $104,839)	14,977	104,839
Money Market Funds - 12.5%

Fidelity Cash Central Fund, 0.16% (b)	2,864,438	2,864,438
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	8,505,283	8,505,283
TOTAL MONEY MARKET FUNDS (Cost $11,369,721)		11,369,721
TOTAL INVESTMENT PORTFOLIO - 110.8% (Cost $83,098,523)		100,722,969
NET OTHER ASSETS (LIABILITIES) - (10.8)%		(9,830,795)
NET ASSETS - 100%		$ 90,892,174
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $158,116 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AVEO Pharmaceuticals, Inc.	10/28/10	$ 59,684
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 104,839
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,226
Fidelity Securities Lending Cash Central Fund	1,308
Total	$ 2,534
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 89,248,409	$ 89,195,132	$ 53,277	$ -
Convertible Preferred Stocks	104,839	-	-	104,839
Money Market Funds	11,369,721	11,369,721	-	-
Total Investments in Securities:	$ 100,722,969	$ 100,564,853	$ 53,277	$ 104,839
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	104,839
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 104,839
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $83,568,266. Net unrealized appreciation aggregated $17,154,703, of which $18,983,932 related to appreciated investment securities and $1,829,229 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Industrials Portfolio

March 31, 2011

1.814650.106

VCY-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
AEROSPACE & DEFENSE - 21.9%
Aerospace & Defense - 21.9%
Bombardier, Inc. Class B (sub. vtg.)	140,100	$ 1,030,126
DigitalGlobe, Inc. (a)	23,623	662,153
Embraer SA sponsored ADR	23,500	791,950
Esterline Technologies Corp. (a)	10,838	766,463
GeoEye, Inc. (a)	11,705	486,694
Goodrich Corp.	16,700	1,428,351
Honeywell International, Inc.	82,329	4,915,865
Precision Castparts Corp.	14,800	2,178,264
Rockwell Collins, Inc.	28,198	1,828,076
Textron, Inc.	90,060	2,466,743
The Boeing Co.	49,136	3,632,624
TransDigm Group, Inc. (a)	9,879	828,157
United Technologies Corp.	89,537	7,579,307
		28,594,773
AIR FREIGHT & LOGISTICS - 0.4%
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	6,953	515,426
AIRLINES - 0.3%
Airlines - 0.3%
Copa Holdings SA Class A	6,100	322,080
BUILDING PRODUCTS - 2.6%
Building Products - 2.6%
A.O. Smith Corp.	32,017	1,419,634
Lennox International, Inc.	17,900	941,182
Owens Corning (a)	28,000	1,007,720
		3,368,536
COMMERCIAL SERVICES & SUPPLIES - 2.4%
Diversified Support Services - 0.7%
Iron Mountain, Inc.	14,019	437,813
Ritchie Brothers Auctioneers, Inc. (d)	16,600	467,290
		905,103
Environmental & Facility Services - 1.0%
Republic Services, Inc.	42,781	1,285,141
Security & Alarm Services - 0.7%
The Geo Group, Inc. (a)	38,100	976,884
TOTAL COMMERCIAL SERVICES & SUPPLIES		3,167,128
CONSTRUCTION & ENGINEERING - 6.5%
Construction & Engineering - 6.5%
EMCOR Group, Inc. (a)	51,139	1,583,775
Fluor Corp.	22,378	1,648,363
Foster Wheeler AG (a)	39,700	1,493,514
Jacobs Engineering Group, Inc. (a)	30,800	1,584,044
MYR Group, Inc. (a)	27,386	655,073
Quanta Services, Inc. (a)	39,627	888,834
Shaw Group, Inc. (a)	18,082	640,284
		8,493,887

	Shares	Value
ELECTRICAL EQUIPMENT - 9.3%
Electrical Components & Equipment - 8.4%
Acuity Brands, Inc.	3,300	$ 193,017
AMETEK, Inc.	22,025	966,237
Cooper Industries PLC Class A	21,500	1,395,350
Emerson Electric Co.	70,953	4,145,784
General Cable Corp. (a)	19,042	824,519
GrafTech International Ltd. (a)	55,000	1,134,650
Polypore International, Inc. (a)	6,500	374,270
Prysmian SpA	59,687	1,280,172
Regal-Beloit Corp.	8,895	656,718
		10,970,717
Heavy Electrical Equipment - 0.9%
Alstom SA	20,551	1,214,764
TOTAL ELECTRICAL EQUIPMENT		12,185,481
ELECTRONIC EQUIPMENT & COMPONENTS - 0.1%
Electronic Equipment & Instruments - 0.1%
HLS Systems International Ltd. (a)	9,000	119,700
ENERGY EQUIPMENT & SERVICES - 0.3%
Oil & Gas Equipment & Services - 0.3%
Dresser-Rand Group, Inc. (a)	8,100	434,322
HOUSEHOLD DURABLES - 0.7%
Household Appliances - 0.7%
Stanley Black & Decker, Inc.	12,520	959,032
INDUSTRIAL CONGLOMERATES - 17.4%
Industrial Conglomerates - 17.4%
3M Co.	34,076	3,186,106
General Electric Co.	843,771	16,917,610
Tyco International Ltd.	57,611	2,579,244
		22,682,960
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc. (a)	13,962	625,218
MACHINERY - 21.4%
Construction & Farm Machinery & Heavy Trucks - 10.5%
Ashok Leyland Ltd.	254,843	325,240
Caterpillar, Inc.	52,846	5,884,402
Cummins, Inc.	29,365	3,218,991
Fiat Industrial SpA (a)	107,604	1,544,189
PACCAR, Inc.	29,417	1,539,980
Sauer-Danfoss, Inc. (a)	10,000	509,300
Tata Motors Ltd. sponsored ADR (d)	23,700	658,623
		13,680,725
Industrial Machinery - 10.9%
Actuant Corp. Class A	30,354	880,266
Charter International PLC	76,692	993,705
Danaher Corp.	79,138	4,107,262
Gardner Denver, Inc.	5,200	405,756
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
Harsco Corp.	24,857	$ 877,204
Ingersoll-Rand Co. Ltd.	63,681	3,076,429
Pall Corp.	28,400	1,636,124
SmartHeat, Inc. (a)(d)	17,332	49,050
SPX Corp.	23,300	1,849,787
Weg SA	33,200	437,203
		14,312,786
TOTAL MACHINERY		27,993,511
MARINE - 0.3%
Marine - 0.3%
Kuehne & Nagel International AG	2,350	328,770
PROFESSIONAL SERVICES - 2.3%
Human Resource & Employment Services - 1.3%
Towers Watson & Co.	31,300	1,735,898
Research & Consulting Services - 1.0%
IHS, Inc. Class A (a)	14,884	1,320,955
TOTAL PROFESSIONAL SERVICES		3,056,853
ROAD & RAIL - 8.1%
Railroads - 7.8%
CSX Corp.	33,074	2,599,616
Kansas City Southern (a)	18,547	1,009,884
Norfolk Southern Corp.	23,948	1,658,878
Union Pacific Corp.	49,528	4,870,088
		10,138,466
Trucking - 0.3%
Saia, Inc. (a)	25,116	411,651
TOTAL ROAD & RAIL		10,550,117
TRADING COMPANIES & DISTRIBUTORS - 2.9%
Trading Companies & Distributors - 2.9%
Barloworld Ltd.	58,800	649,282

	Shares	Value
Finning International, Inc.	12,800	$ 378,047
Mills Estruturas e Servicos de Engenharia SA	50,600	556,316
Rush Enterprises, Inc. Class A (a)	56,058	1,109,948
WESCO International, Inc. (a)	18,150	1,134,375
		3,827,968
TOTAL COMMON STOCKS (Cost $101,178,776)		127,225,762
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.16% (b)	4,317,721	4,317,721
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,003,404	1,003,404
TOTAL MONEY MARKET FUNDS (Cost $5,321,125)		5,321,125
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $106,499,901)		132,546,887
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(1,904,220)
NET ASSETS - 100%		$ 130,642,667
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,062
Fidelity Securities Lending Cash Central Fund	227
Total	$ 2,289
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $106,812,330. Net unrealized appreciation aggregated $25,734,557, of which $26,419,793 related to appreciated investment securities and $685,236 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
International Capital Appreciation Portfolio

March 31, 2011

1.814640.106

VIPCAP-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Belgium - 0.8%
Anheuser-Busch InBev SA NV	6,150	$ 350,487
Bermuda - 2.2%
China Yurun Food Group Ltd.	84,000	281,850
Credicorp Ltd. (NY Shares)	2,500	262,325
Huabao International Holdings Ltd.	160,000	246,008
Petra Diamonds Ltd. (a)	84,882	216,426
TOTAL BERMUDA		1,006,609
Brazil - 5.4%
Banco Bradesco SA (PN) sponsored ADR	17,000	352,750
BR Malls Participacoes SA	25,600	266,561
Cia Hering SA	13,600	249,900
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (d)	6,500	272,545
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	10,480	296,689
Drogasil SA	31,700	247,752
Iguatemi Empresa de Shopping Centers SA	10,100	246,832
Itau Unibanco Banco Multiplo SA ADR (a)(e)	15,000	360,750
Mills Estruturas e Servicos de Engenharia SA	18,200	200,098
TOTAL BRAZIL		2,493,877
British Virgin Islands - 0.4%
Sable Mining Africa Ltd. (a)	504,829	190,243
Canada - 3.7%
Aurcana Corp. unit (a)	557,900	608,016
Canadian Natural Resources Ltd.	7,600	375,729
Suncor Energy, Inc.	8,800	394,580
Teck Resources Ltd. Class B (sub. vtg.)	6,000	317,975
TOTAL CANADA		1,696,300
Cayman Islands - 3.6%
Ajisen (China) Holdings Ltd.	130,000	250,688
Belle International Holdings Ltd.	151,000	276,818
Gourmet Master Co. Ltd.	29,000	225,846
Hengan International Group Co. Ltd.	32,000	237,369
Hengdeli Holdings Ltd.	420,000	221,377
Maoye International Holdings Ltd. (d)	526,000	226,532
Shenguan Holdings Group Ltd.	204,000	238,655
TOTAL CAYMAN ISLANDS		1,677,285
China - 2.0%
Agricultural Bank of China (H Shares)	469,000	265,895
Baidu.com, Inc. sponsored ADR (a)	1,800	248,058
Golden Eagle Retail Group Ltd. (H Shares)	98,000	211,406
Suning Appliance Chain Store Co. Ltd. (UBS Warrant Programme) warrants 1/7/14 (a)	103,300	202,385
TOTAL CHINA		927,744

	Shares	Value
Cyprus - 0.5%
AFI Development PLC GDR (Reg. S)	204,380	$ 251,387
Denmark - 1.1%
Carlsberg AS Series B	2,400	258,322
Pandora A/S	4,800	244,870
TOTAL DENMARK		503,192
France - 7.4%
Alstom SA	4,733	279,766
Atos Origin SA (a)	4,219	247,292
AXA SA	14,700	307,061
BNP Paribas SA	5,769	421,791
Christian Dior SA	1,900	267,360
Credit Agricole SA	17,400	285,444
LVMH Moet Hennessy - Louis Vuitton	2,169	343,222
PPR SA	1,900	291,100
Renault SA	4,800	265,265
Schneider Electric SA	2,146	366,640
Societe Generale Series A	5,324	345,812
TOTAL FRANCE		3,420,753
Germany - 3.3%
Bayerische Motoren Werke AG (BMW)	3,915	325,838
Daimler AG (Germany)	5,968	421,460
HeidelbergCement AG	3,819	266,641
Siemens AG sponsored ADR	3,900	535,626
TOTAL GERMANY		1,549,565
Hong Kong - 0.8%
CNOOC Ltd. sponsored ADR (d)	1,400	354,256
India - 5.8%
Bank of Baroda	10,571	240,723
Exide Industries Ltd.	44,207	142,362
Gitanjali Gems Ltd.	45,159	251,317
Housing Development and Infrastructure Ltd. (a)	60,779	241,233
Housing Development Finance Corp. Ltd.	20,412	321,313
ITC Ltd.	66,530	271,975
Sun TV Ltd.	23,804	240,071
Tata Motors Ltd. sponsored ADR (d)	9,400	261,226
Titan Industries Ltd.	3,111	266,190
Unitech Ltd.	253,984	230,350
United Spirits Ltd.	10,214	234,983
TOTAL INDIA		2,701,743
Indonesia - 3.3%
PT Astra International Tbk	42,000	274,937
PT Bank Rakyat Indonesia Tbk	418,000	276,028
PT Global Mediacom Tbk	2,490,000	240,208
PT Gudang Garam Tbk	49,000	235,505
PT Indofood Sukses Makmur Tbk	399,000	247,443
PT Mitra Adiperkasa Tbk	769,000	242,866
TOTAL INDONESIA		1,516,987
Common Stocks - continued
	Shares	Value
Italy - 2.5%
Intesa Sanpaolo SpA	100,688	$ 297,832
Prysmian SpA	11,984	257,034
Saipem SpA	5,142	273,238
UniCredit SpA	124,700	308,089
TOTAL ITALY		1,136,193
Japan - 12.6%
Canon, Inc. sponsored ADR	8,400	364,140
Denso Corp.	7,600	252,221
Fanuc Ltd.	2,000	302,772
Hitachi Ltd.	62,000	322,804
Honda Motor Co. Ltd. sponsored ADR (d)	10,100	378,851
Itochu Corp.	27,200	284,870
Kayaba Industry Co. Ltd.	28,000	225,239
Keyence Corp.	1,000	255,997
Komatsu Ltd.	9,300	315,908
Marubeni Corp.	40,000	288,102
Mitsubishi Corp.	12,300	341,498
Mitsubishi Electric Corp.	26,000	307,004
Mitsui & Co. Ltd.	18,800	337,050
Omron Corp.	9,100	255,826
ORIX Corp.	2,600	243,540
Rakuten, Inc.	269	241,943
SMC Corp.	1,500	246,919
SOFTBANK CORP.	8,400	335,333
Sumitomo Corp.	19,200	274,500
THK Co. Ltd.	10,200	256,579
TOTAL JAPAN		5,831,096
Korea (South) - 1.3%
Hyundai Motor Co.	1,815	336,019
Lock & Lock Co. Ltd.	7,020	244,884
TOTAL KOREA (SOUTH)		580,903
Mexico - 1.1%
Grupo Mexico SA de CV Series B	72,000	269,130
Grupo Televisa SA de CV (CPO) sponsored ADR (a)	10,600	260,018
TOTAL MEXICO		529,148
Netherlands - 1.4%
AEGON NV (a)	38,200	285,925
ING Groep NV sponsored ADR (a)	27,214	345,890
TOTAL NETHERLANDS		631,815
Nigeria - 0.5%
Guaranty Trust Bank PLC GDR (Reg. S)	31,966	223,762
Norway - 0.5%
Aker Solutions ASA	10,900	250,432
Poland - 0.5%
Eurocash SA	23,100	253,667
Qatar - 0.5%
Commercial Bank of Qatar GDR (Reg. S)	59,241	250,546

	Shares	Value
Russia - 3.2%
LSR Group OJSC GDR (Reg. S) (a)	22,700	$ 217,466
Magnit OJSC GDR (Reg. S)	8,500	257,635
OAO Gazprom sponsored ADR	14,600	472,164
Sberbank (Savings Bank of the Russian Federation) (a)	86,900	326,268
TNK-BP Holding	76,800	226,947
TOTAL RUSSIA		1,500,480
South Africa - 2.3%
AngloGold Ashanti Ltd. sponsored ADR	5,900	282,905
Clicks Group Ltd.	40,141	252,537
Naspers Ltd. Class N	5,300	285,176
Shoprite Holdings Ltd.	16,700	256,167
TOTAL SOUTH AFRICA		1,076,785
Spain - 1.6%
Banco Santander SA sponsored ADR	40,429	473,828
Inditex SA	3,445	276,326
TOTAL SPAIN		750,154
Switzerland - 4.1%
Compagnie Financiere Richemont SA Series A	5,754	332,335
Credit Suisse Group sponsored ADR (d)	8,000	340,640
Dufry AG (a)	2,000	230,158
The Swatch Group AG (Bearer)	680	300,651
Transocean Ltd. (a)	3,800	296,210
UBS AG (NY Shares) (a)	21,500	388,075
TOTAL SWITZERLAND		1,888,069
Taiwan - 1.3%
HTC Corp.	8,650	338,293
Synnex Technology International Corp.	104,000	242,625
TOTAL TAIWAN		580,918
Turkey - 0.5%
Turkiye Garanti Bankasi AS	53,000	247,716
United Kingdom - 14.0%
Anglo American PLC (United Kingdom)	8,200	421,705
Barclays PLC Sponsored ADR (d)	20,700	375,498
BG Group PLC	19,486	484,653
BHP Billiton PLC ADR	11,200	891,516
British American Tobacco PLC (United Kingdom)	11,500	460,950
Burberry Group PLC	13,800	259,802
HSBC Holdings PLC sponsored ADR	14,400	745,920
Imperial Tobacco Group PLC	10,444	322,734
Lloyds Banking Group PLC (a)	365,000	339,032
Rio Tinto PLC	9,100	643,114
Royal Dutch Shell PLC Class B	24,319	882,792
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Standard Chartered PLC (United Kingdom)	14,684	$ 380,759
Vedanta Resources PLC	6,900	263,233
TOTAL UNITED KINGDOM		6,471,708
United States of America - 9.7%
Alpha Natural Resources, Inc. (a)	4,100	243,417
Apple, Inc. (a)	655	228,235
Bank of America Corp.	16,680	222,344
Citigroup, Inc. (a)	51,236	226,463
Concur Technologies, Inc. (a)	4,367	242,150
Freeport-McMoRan Copper & Gold, Inc.	4,500	249,975
Google, Inc. Class A (a)	400	234,484
JPMorgan Chase & Co.	5,211	240,227
Juniper Networks, Inc. (a)	5,300	223,024
Las Vegas Sands Corp. (a)	5,675	239,599
MasterCard, Inc. Class A	900	226,548
Rackspace Hosting, Inc. (a)	6,100	261,385
Rovi Corp. (a)	4,300	230,695
salesforce.com, Inc. (a)	1,700	227,086
Tiffany & Co., Inc.	3,844	236,175
Visa, Inc. Class A	3,200	235,584
VMware, Inc. Class A (a)	2,850	232,389
Walter Energy, Inc.	1,800	243,774
Wells Fargo & Co.	7,208	228,494
TOTAL UNITED STATES OF AMERICA		4,472,048
TOTAL COMMON STOCKS (Cost $38,689,453)		45,315,868
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.7%
Volkswagen AG (Cost $228,466)	2,000	324,271
Money Market Funds - 5.2%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	341,038	$ 341,038
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	2,062,075	2,062,075
TOTAL MONEY MARKET FUNDS (Cost $2,403,113)		2,403,113
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $41,321,032)		48,043,252
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(1,774,835)
NET ASSETS - 100%		$ 46,268,417
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $360,750 or 0.8% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 96
Fidelity Securities Lending Cash Central Fund	2,628
Total	$ 2,724
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 6,471,708	$ 4,145,820	$ 2,325,888	$ -
Japan	5,831,096	5,831,096	-	-
United States of America	4,472,048	4,472,048	-	-
France	3,420,753	3,420,753	-	-
India	2,701,743	2,461,020	240,723	-
Brazil	2,493,877	2,493,877	-	-
Switzerland	1,888,069	1,888,069	-	-
Germany	1,873,836	1,873,836	-	-
Canada	1,696,300	1,088,284	608,016	-
Other	14,790,709	13,951,912	838,797	-
Money Market Funds	2,403,113	2,403,113	-	-
Total Investments in Securities:	$ 48,043,252	$ 44,029,828	$ 4,013,424	$ -
Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $41,831,617. Net unrealized appreciation aggregated $6,211,635, of which $7,019,184 related to appreciated investment securities and $807,549 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Materials Portfolio

March 31, 2011

1.856923.103

VMATP-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CHEMICALS - 57.4%
Commodity Chemicals - 3.7%
Arkema SA	9,800	$ 889,772
Celanese Corp. Class A	69,977	3,104,879
Grasim Industries Ltd.	3,972	228,060
TPC Group, Inc. (a)	6,133	177,060
		4,399,771
Diversified Chemicals - 26.3%
Ashland, Inc.	40,177	2,320,624
BASF AG	6,723	581,258
Cabot Corp.	41,121	1,903,491
Dow Chemical Co.	249,553	9,420,626
E.I. du Pont de Nemours & Co.	174,590	9,597,212
FMC Corp.	16,100	1,367,373
Huntsman Corp.	37,534	652,341
Lanxess AG	9,458	707,182
PPG Industries, Inc.	38,872	3,701,003
Solutia, Inc. (a)	39,918	1,013,917
		31,265,027
Fertilizers & Agricultural Chemicals - 8.3%
CF Industries Holdings, Inc.	11,394	1,558,585
Intrepid Potash, Inc. (a)	8,500	295,970
Monsanto Co.	65,613	4,741,195
The Mosaic Co.	29,308	2,308,005
Uralkali JSC GDR (Reg. S)	13,600	563,992
Yara International ASA	7,400	374,816
		9,842,563
Industrial Gases - 7.7%
Air Products & Chemicals, Inc.	44,358	4,000,204
Praxair, Inc.	51,444	5,226,710
		9,226,914
Specialty Chemicals - 11.4%
Albemarle Corp.	15,850	947,355
Ecolab, Inc.	30,900	1,576,518
Innophos Holdings, Inc.	37,411	1,725,021
Kraton Performance Polymers, Inc. (a)	30,237	1,156,565
LyondellBasell Industries NV Class A (a)	43,059	1,702,983
OMNOVA Solutions, Inc. (a)	51,345	404,085
PolyOne Corp.	36,902	524,377
Rockwood Holdings, Inc. (a)	25,068	1,233,847
Sherwin-Williams Co.	28,042	2,355,248
Symrise AG	28,217	827,054
W.R. Grace & Co. (a)	30,590	1,171,291
		13,624,344
TOTAL CHEMICALS		68,358,619

	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Environmental & Facility Services - 0.3%
Swisher Hygiene, Inc. (a)	47,400	$ 289,865
Swisher Hygiene, Inc. (a)(e)	9,270	51,268
		341,133
CONSTRUCTION & ENGINEERING - 0.4%
Construction & Engineering - 0.4%
Orascom Construction Industries SAE GDR	11,600	487,084
CONSTRUCTION MATERIALS - 0.6%
Construction Materials - 0.6%
HeidelbergCement AG	8,420	587,881
Prism Cement Ltd.	102,685	121,369
		709,250
CONTAINERS & PACKAGING - 5.8%
Metal & Glass Containers - 4.7%
Ball Corp.	56,200	2,014,770
Crown Holdings, Inc. (a)	44,862	1,730,776
Greif, Inc. Class A	13,120	858,179
Silgan Holdings, Inc.	24,600	938,244
		5,541,969
Paper Packaging - 1.1%
Rock-Tenn Co. Class A (d)	19,100	1,324,585
TOTAL CONTAINERS & PACKAGING		6,866,554
FOOD PRODUCTS - 1.1%
Agricultural Products - 1.1%
Archer Daniels Midland Co.	35,054	1,262,295
MACHINERY - 0.5%
Industrial Machinery - 0.5%
Pall Corp.	10,500	604,905
METALS & MINING - 30.4%
Aluminum - 1.0%
Alcoa, Inc.	67,007	1,182,674
Diversified Metals & Mining - 14.2%
Anglo American PLC (United Kingdom)	24,869	1,278,949
BHP Billiton PLC	20,668	817,966
Compass Minerals International, Inc.	5,500	514,415
Freeport-McMoRan Copper & Gold, Inc.	168,586	9,364,952
Gujarat NRE Coke Ltd.	122,761	136,279
HudBay Minerals, Inc.	53,100	864,648
Ivanhoe Mines Ltd. (a)	19,500	534,707
MacArthur Coal Ltd.	49,655	595,726
Mongolian Mining Corp.	268,000	342,468
Teck Resources Ltd. Class B (sub. vtg.)	10,500	556,456
Walter Energy, Inc.	14,555	1,971,184
		16,977,750
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - 6.8%
AngloGold Ashanti Ltd. sponsored ADR	19,896	$ 954,013
Centamin Egypt Ltd. (United Kingdom) (a)	192,500	418,896
Newcrest Mining Ltd.	21,521	886,317
Newmont Mining Corp.	80,304	4,382,992
Randgold Resources Ltd. sponsored ADR	7,185	585,865
Yamana Gold, Inc.	68,400	845,037
		8,073,120
Precious Metals & Minerals - 0.3%
Pan American Silver Corp.	11,200	415,856
Steel - 8.1%
Allegheny Technologies, Inc.	17,663	1,196,138
Carpenter Technology Corp.	37,900	1,618,709
Jindal Steel & Power Ltd.	17,873	279,781
Reliance Steel & Aluminum Co.	37,035	2,139,882
Ternium SA sponsored ADR	24,060	864,716
United States Steel Corp. (d)	56,100	3,026,034
Vale SA sponsored ADR	14,128	471,169
		9,596,429
TOTAL METALS & MINING		36,245,829
OIL, GAS & CONSUMABLE FUELS - 1.0%
Coal & Consumable Fuels - 1.0%
Paladin Energy Ltd. (a)	53,428	199,481
PT Bumi Resources Tbk	2,626,000	1,010,294
		1,209,775
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Specialized REITs - 0.5%
Weyerhaeuser Co.	23,786	585,136
TRADING COMPANIES & DISTRIBUTORS - 0.2%
Trading Companies & Distributors - 0.2%
Brenntag AG	2,400	266,421
TOTAL COMMON STOCKS (Cost $95,390,196)		116,937,001
Money Market Funds - 6.2%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	3,027,128	$ 3,027,128
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	4,333,200	4,333,200
TOTAL MONEY MARKET FUNDS (Cost $7,360,328)		7,360,328
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $102,750,524)		124,297,329
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(5,217,611)
NET ASSETS - 100%		$ 119,079,718
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $51,268 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Swisher Hygiene, Inc.	3/22/11	$ 46,350
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,744
Fidelity Securities Lending Cash Central Fund	3,376
Total	$ 5,120
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 116,937,001	$ 115,839,707	$ 1,097,294	$ -
Money Market Funds	7,360,328	7,360,328	-	-
Total Investments in Securities:	$ 124,297,329	$ 123,200,035	$ 1,097,294	$ -
Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $103,329,551. Net unrealized appreciation aggregated $20,967,778, of which $23,883,108 related to appreciated investment securities and $2,915,330 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Real Estate Portfolio

March 31, 2011

1.799880.107

VIPRE-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 1.0%
Security & Alarm Services - 1.0%
The Geo Group, Inc. (a)	100,851	$ 2,585,820
HEALTH CARE PROVIDERS & SERVICES - 4.5%
Health Care Facilities - 4.5%
Brookdale Senior Living, Inc. (a)	132,100	3,698,800
Capital Senior Living Corp. (a)	121,147	1,286,581
Emeritus Corp. (a)	184,337	4,693,220
Sunrise Senior Living, Inc. (a)	154,431	1,842,362
TOTAL HEALTH CARE FACILITIES		11,520,963
HOTELS, RESTAURANTS & LEISURE - 0.2%
Hotels, Resorts & Cruise Lines - 0.2%
Summit Hotel Properties, Inc.	62,160	617,870
REAL ESTATE INVESTMENT TRUSTS - 87.5%
REITs - Apartments - 15.3%
AvalonBay Communities, Inc.	20,459	2,456,717
Camden Property Trust (SBI)	8,600	488,652
Education Realty Trust, Inc.	567,700	4,558,631
Equity Residential (SBI)	178,974	10,095,923
Essex Property Trust, Inc.	72,031	8,931,844
Mid-America Apartment Communities, Inc.	125,900	8,082,780
Post Properties, Inc.	113,800	4,466,650
TOTAL REITS - APARTMENTS		39,081,197
REITs - Factory Outlets - 0.8%
Tanger Factory Outlet Centers, Inc.	73,478	1,928,063
REITs - Health Care Facilities - 11.3%
HCP, Inc.	182,841	6,936,988
Health Care REIT, Inc.	24,500	1,284,780
Healthcare Realty Trust, Inc.	221,000	5,016,700
Omega Healthcare Investors, Inc.	9,376	209,460
Ventas, Inc.	286,615	15,563,195
TOTAL REITS - HEALTH CARE FACILITIES		29,011,123
REITs - Hotels - 5.9%
Chesapeake Lodging Trust	205,062	3,570,129
DiamondRock Hospitality Co.	484,120	5,407,620
Host Hotels & Resorts, Inc.	203,730	3,587,685
Sunstone Hotel Investors, Inc. (a)	254,386	2,592,193
TOTAL REITS - HOTELS		15,157,627
REITs - Industrial Buildings - 13.9%
AMB Property Corp. (REIT)	57,700	2,075,469

	Shares	Value
DCT Industrial Trust, Inc.	390,500	$ 2,167,275
ProLogis Trust	902,566	14,423,005
Public Storage	153,245	16,996,403
TOTAL REITS - INDUSTRIAL BUILDINGS		35,662,152
REITs - Malls - 14.6%
CBL & Associates Properties, Inc.	335,844	5,850,402
Simon Property Group, Inc.	235,861	25,274,865
The Macerich Co.	125,859	6,233,796
TOTAL REITS - MALLS		37,359,063
REITs - Management/Investment - 3.5%
American Assets Trust, Inc.	25,300	538,131
Digital Realty Trust, Inc. (d)	146,354	8,509,022
TOTAL REITS - MANAGEMENT/INVESTMENT		9,047,153
REITs - Office Buildings - 15.3%
Alexandria Real Estate Equities, Inc.	115,462	9,002,572
Beni Stabili SpA SIIQ	473,200	491,708
Boston Properties, Inc.	118,577	11,247,028
Brandywine Realty Trust (SBI)	214,769	2,607,296
Coresite Realty Corp.	35,487	562,114
Highwoods Properties, Inc. (SBI)	128,938	4,514,119
SL Green Realty Corp.	143,000	10,753,600
TOTAL REITS - OFFICE BUILDINGS		39,178,437
REITs - Shopping Centers - 6.9%
Acadia Realty Trust (SBI)	215,136	4,070,373
Excel Trust, Inc.	42,162	497,090
Kimco Realty Corp.	278,342	5,104,792
Kite Realty Group Trust	217,215	1,153,412
Vornado Realty Trust	78,839	6,898,413
TOTAL REITS - SHOPPING CENTERS		17,724,080
TOTAL REAL ESTATE INVESTMENT TRUSTS		224,148,895
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.0%
Diversified Real Estate Activities - 0.8%
The St. Joe Co. (a)(d)	78,275	1,962,354
Real Estate Operating Companies - 1.4%
Brookfield Properties Corp.	140,890	2,493,217
Forest City Enterprises, Inc. Class A (a)	55,600	1,046,948
TOTAL REAL ESTATE OPERATING COMPANIES		3,540,165
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - CONTINUED
Real Estate Services - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	82,616	$ 2,205,847
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		7,708,366
TOTAL COMMON STOCKS (Cost $192,389,304)		246,581,914
Convertible Preferred Stocks - 0.1%

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Services - 0.1%
Grubb & Ellis Co. 12.00% (e)
(Cost $270,000)	2,700	148,500
Money Market Funds - 7.5%

Fidelity Cash Central Fund, 0.16% (b)	8,361,657	8,361,657
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	10,901,923	10,901,923
TOTAL MONEY MARKET FUNDS (Cost $19,263,580)		19,263,580
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $211,922,884)		265,993,994
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(9,813,155)
NET ASSETS - 100%		$ 256,180,839
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $148,500 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,136
Fidelity Securities Lending Cash Central Fund	38,502
Total	$ 41,638
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 246,581,914	$ 246,581,914	$ -	$ -
Convertible Preferred Stocks	148,500	-	148,500	-
Money Market Funds	19,263,580	19,263,580	-	-
Total Investments in Securities:	$ 265,993,994	$ 265,845,494	$ 148,500	$ -
Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $213,523,861. Net unrealized appreciation aggregated $52,470,133, of which $58,609,096 related to appreciated investment securities and $6,138,963 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Technology Portfolio

March 31, 2011

1.814636.106

VTC-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
AUTOMOBILES - 0.1%
Automobile Manufacturers - 0.1%
Tesla Motors, Inc. (a)	5,600	$ 155,120
CHEMICALS - 0.0%
Commodity Chemicals - 0.0%
STR Holdings, Inc. (a)(d)	1,300	24,934
Specialty Chemicals - 0.0%
Shin-Etsu Chemical Co., Ltd.	200	9,944
TOTAL CHEMICALS		34,878
COMMUNICATIONS EQUIPMENT - 8.4%
Communications Equipment - 8.4%
Acme Packet, Inc. (a)	10,900	773,464
ADTRAN, Inc.	8,000	339,680
Aruba Networks, Inc. (a)	3,500	118,440
Balda AG (a)	13,994	168,251
Brocade Communications Systems, Inc. (a)	100	615
China Wireless Technologies Ltd.	288,000	107,742
Ciena Corp. (a)(d)	38,400	996,864
Cisco Systems, Inc.	251,937	4,320,720
Comverse Technology, Inc. (a)	12,970	97,405
F5 Networks, Inc. (a)	118	12,103
HTC Corp.	42,850	1,675,820
Infinera Corp. (a)	13,800	115,782
Juniper Networks, Inc. (a)	16,600	698,528
Mitel Networks, Inc. (a)	2,300	10,833
Motorola Mobility Holdings, Inc.	43,675	1,065,670
QUALCOMM, Inc.	123,434	6,767,886
Riverbed Technology, Inc. (a)	9,400	353,910
Sandvine Corp. (a)	100,288	247,666
Sandvine Corp. (U.K.) (a)	181,900	459,580
ShoreTel, Inc. (a)	20,000	164,600
Sonus Networks, Inc. (a)	5,300	19,928
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	22,400	288,064
		18,803,551
COMPUTERS & PERIPHERALS - 19.9%
Computer Hardware - 14.9%
Apple, Inc. (a)	80,945	28,205,288
Hewlett-Packard Co.	103,517	4,241,091
Stratasys, Inc. (a)	13,110	616,170
Toshiba Corp.	43,000	210,437
		33,272,986
Computer Storage & Peripherals - 5.0%
Chicony Electronics Co. Ltd.	11,830	21,202
EMC Corp. (a)	224,900	5,971,095
Imagination Technologies Group PLC (a)	34,800	239,516
Intevac, Inc. (a)	1,500	18,645
NetApp, Inc. (a)	13,500	650,430
Qisda Corp. (a)	26,000	15,739

	Shares	Value
SanDisk Corp. (a)	47,919	$ 2,208,587
Seagate Technology (a)	77,800	1,120,320
Smart Technologies, Inc. Class A (a)	11,200	114,352
Western Digital Corp. (a)	19,200	715,968
		11,075,854
TOTAL COMPUTERS & PERIPHERALS		44,348,840
CONSUMER FINANCE - 0.2%
Consumer Finance - 0.2%
Discover Financial Services	19,300	465,516
Netspend Holdings, Inc.	700	7,364
		472,880
DIVERSIFIED CONSUMER SERVICES - 1.0%
Education Services - 1.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	22,500	2,251,575
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
A123 Systems, Inc. (a)	500	3,175
Acuity Brands, Inc.	316	18,483
		21,658
ELECTRONIC EQUIPMENT & COMPONENTS - 5.6%
Electronic Components - 3.2%
Aeroflex Holding Corp.	10,900	198,489
Amphenol Corp. Class A	300	16,317
AU Optronics Corp. sponsored ADR (a)(d)	40,400	354,712
Cando Corp. (a)	555,861	431,003
Chimei Innolux Corp. (a)	409,000	419,362
Corning, Inc.	157,900	3,257,477
DigiTech Systems Co., Ltd.	16,807	270,537
DTS, Inc. (a)	400	18,652
E Ink Holdings, Inc. GDR (a)(e)	1,000	16,171
LG Display Co. Ltd. sponsored ADR (d)	32,300	508,079
Omron Corp.	7,700	216,468
Power-One, Inc. (a)	1,900	16,625
Universal Display Corp. (a)	13,600	748,544
Vishay Intertechnology, Inc. (a)	24,900	441,726
Wintek Corp. (a)	66,000	116,939
Young Fast Optoelectron Co. Ltd.	22,000	161,605
		7,192,706
Electronic Equipment & Instruments - 0.2%
Chroma ATE, Inc.	90,678	292,957
Comverge, Inc. (a)	1,211	5,643
Itron, Inc. (a)	400	22,576
National Instruments Corp.	3,355	109,943
Vishay Precision Group, Inc. (a)	1,178	18,459
		449,578
Electronic Manufacturing Services - 1.5%
Jabil Circuit, Inc.	1,000	20,430
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Manufacturing Services - continued
Ju Teng International Holdings Ltd.	62,000	$ 19,289
KEMET Corp. (a)	32,200	477,526
Multi-Fineline Electronix, Inc. (a)	411	11,598
SMART Modular Technologies (WWH), Inc. (a)	58,100	451,437
TE Connectivity Ltd.	3,200	111,424
Trimble Navigation Ltd. (a)	44,485	2,248,272
		3,339,976
Technology Distributors - 0.7%
Anixter International, Inc.	5,100	356,439
Digital China Holdings Ltd. (H Shares)	295,000	555,974
Ingram Micro, Inc. Class A (a)	16,900	355,407
Inspur International Ltd.	411,000	25,626
Supreme Electronics Co. Ltd.	13,000	12,158
VST Holdings Ltd. (a)	270,000	80,876
WPG Holding Co. Ltd.	43,896	73,894
		1,460,374
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		12,442,634
HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
Health Care Equipment - 0.2%
Biosensors International Group Ltd. (a)	378,000	353,860
China Medical Technologies, Inc. sponsored ADR (a)(d)	300	3,492
Golden Meditech Holdings Ltd. (a)	262,000	45,134
Microport Scientific Corp.	132,000	92,994
Mingyuan Medicare Development Co. Ltd.	200,000	20,055
		515,535
Health Care Supplies - 0.3%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	184,000	525,133
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,040,668
HEALTH CARE PROVIDERS & SERVICES - 0.1%
Health Care Distributors & Services - 0.1%
Sinopharm Group Co. Ltd. (H Shares)	50,000	177,410
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
athenahealth, Inc. (a)	100	4,513
HOTELS, RESTAURANTS & LEISURE - 0.3%
Hotels, Resorts & Cruise Lines - 0.3%
Ctrip.com International Ltd. sponsored ADR (a)	15,400	638,946
HOUSEHOLD DURABLES - 0.2%
Consumer Electronics - 0.0%
Sharp Corp.	2,000	19,840

	Shares	Value
Skyworth Digital Holdings Ltd.	31,728	$ 17,988
Sony Corp. sponsored ADR	500	15,915
		53,743
Household Appliances - 0.2%
Haier Electronics Group Co. Ltd. (a)	150,000	168,732
Techtronic Industries Co. Ltd.	175,000	242,974
		411,706
TOTAL HOUSEHOLD DURABLES		465,449
INTERNET & CATALOG RETAIL - 1.2%
Internet Retail - 1.2%
Amazon.com, Inc. (a)	9,500	1,711,235
E-Commerce China Dangdang, Inc. ADR	700	14,441
Expedia, Inc.	5,000	113,300
MakeMyTrip Ltd. (d)	3,400	99,654
Priceline.com, Inc. (a)	1,688	854,871
		2,793,501
INTERNET SOFTWARE & SERVICES - 13.8%
Internet Software & Services - 13.8%
Akamai Technologies, Inc. (a)	2,300	87,400
Alibaba.com Ltd.	238,500	409,018
Baidu.com, Inc. sponsored ADR (a)	16,300	2,246,303
China Finance Online Co. Ltd. ADR (a)	16,800	76,440
ChinaCache International Holdings Ltd. sponsored ADR (d)	10,000	182,300
Constant Contact, Inc. (a)	9,500	331,550
Cornerstone Ondemand, Inc.	5,400	98,442
DealerTrack Holdings, Inc. (a)	1,500	34,440
Digital River, Inc. (a)	9,100	340,613
eBay, Inc. (a)	110,800	3,439,232
Facebook, Inc. Class B (a)	8,336	208,400
Google, Inc. Class A (a)	22,400	13,131,104
Internap Network Services Corp. (a)	16,500	108,405
IntraLinks Holdings, Inc.	23,200	620,368
Kakaku.com, Inc.	25	139,331
LivePerson, Inc. (a)	17,400	219,936
Local.com Corp. (a)(d)	9,700	37,733
LogMeIn, Inc. (a)	6,691	282,093
Mail.ru Group Ltd. GDR (a)(e)	9,700	290,515
MediaMind Technologies, Inc. (a)	6,800	93,908
Mercadolibre, Inc. (d)	10,600	865,278
ModusLink Global Solutions, Inc.	15,000	81,900
Monster Worldwide, Inc. (a)	54,600	868,140
NetEase.com, Inc. sponsored ADR (a)	9,400	465,394
Open Text Corp. (a)	4,200	260,914
OpenTable, Inc. (a)	2,200	233,970
Qihoo 360 Technology Co. Ltd. ADR	200	5,918
Rackspace Hosting, Inc. (a)	6,800	291,380
RightNow Technologies, Inc. (a)	6,600	206,580
SAVVIS, Inc. (a)	25,000	927,250
Sina Corp. (a)	16,300	1,744,752
SouFun Holdings Ltd. ADR	1,480	27,691
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
Tencent Holdings Ltd.	800	$ 19,489
The Knot, Inc. (a)	78,100	941,105
VeriSign, Inc.	8,900	322,269
VistaPrint Ltd. (a)	13,100	679,890
Vocus, Inc. (a)	15,000	387,900
YouKu.com, Inc. ADR (a)	700	33,257
		30,740,608
IT SERVICES - 8.6%
Data Processing & Outsourced Services - 2.6%
Fidelity National Information Services, Inc.	17,600	575,344
MasterCard, Inc. Class A	4,400	1,107,568
Paychex, Inc.	27,000	846,720
Syntel, Inc.	2,000	104,460
Teletech Holdings, Inc. (a)	4,994	96,784
VeriFone Systems, Inc. (a)	22,000	1,208,900
Visa, Inc. Class A	25,000	1,840,500
		5,780,276
IT Consulting & Other Services - 6.0%
Accenture PLC Class A	87,867	4,830,049
Atos Origin SA (a)	19,927	1,167,999
Camelot Information Systems, Inc. ADR	10,500	174,195
China Information Technology, Inc. (a)	83	224
Cognizant Technology Solutions Corp. Class A (a)	51,100	4,159,540
Digital Garage, Inc. (a)	69	305,321
hiSoft Technology International Ltd. ADR (a)	6,000	112,380
iGate Corp.	10,500	197,085
International Business Machines Corp.	5,500	896,885
Lionbridge Technologies, Inc. (a)	158,200	542,626
Teradata Corp. (a)	15,100	765,570
Virtusa Corp. (a)	10,000	187,300
		13,339,174
TOTAL IT SERVICES		19,119,450
LEISURE EQUIPMENT & PRODUCTS - 0.0%
Photographic Products - 0.0%
Eastman Kodak Co. (a)(d)	20,300	65,569
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. (a)	500	22,390
MACHINERY - 0.2%
Industrial Machinery - 0.2%
Fanuc Ltd.	1,400	211,940
Shin Zu Shing Co. Ltd.	3,515	9,300
Sunpower Group Ltd. (a)	655,000	210,452
		431,692

	Shares	Value
MEDIA - 1.6%
Advertising - 1.6%
AirMedia Group, Inc. ADR (a)	9,400	$ 48,974
Focus Media Holding Ltd. ADR (a)(d)	74,300	2,278,781
ReachLocal, Inc.	30,100	602,000
VisionChina Media, Inc. ADR (a)(d)	124,300	538,219
		3,467,974
Publishing - 0.0%
Next Media Ltd. (a)	400,000	50,395
TOTAL MEDIA		3,518,369
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	700	332
Steel - 0.0%
Xingda International Holdings Ltd.	78,000	72,900
TOTAL METALS & MINING		73,232
OFFICE ELECTRONICS - 0.2%
Office Electronics - 0.2%
Canon, Inc.	5,000	215,088
Xerox Corp.	21,200	225,780
		440,868
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Services - 0.1%
China Real Estate Information Corp. ADR (a)(d)	28,400	221,804
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.6%
Semiconductor Equipment - 2.9%
Amkor Technology, Inc. (a)	80,295	541,188
Applied Materials, Inc.	7,000	109,340
ASM International NV unit (a)	9,200	364,228
ASML Holding NV	2,600	115,700
ATMI, Inc. (a)	4,500	84,960
centrotherm photovoltaics AG (a)	500	29,636
Cymer, Inc. (a)	14,000	792,120
GCL-Poly Energy Holdings Ltd.	761,000	467,639
KLA-Tencor Corp.	20,900	990,033
Lam Research Corp. (a)	2,200	124,652
LTX-Credence Corp. (a)	17,238	157,383
MEMC Electronic Materials, Inc. (a)	8,700	112,752
Photronics, Inc. (a)	9,700	87,009
Roth & Rau AG (a)	700	15,668
Teradyne, Inc. (a)	55,300	984,893
Tessera Technologies, Inc. (a)	4,100	74,866
Tokyo Electron Ltd.	9,900	545,801
Varian Semiconductor Equipment Associates, Inc. (a)	20,300	988,001
		6,585,869
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - 8.7%
Applied Micro Circuits Corp. (a)	7,200	$ 74,736
ARM Holdings PLC sponsored ADR	4,600	129,582
Atmel Corp. (a)	8,800	119,944
Avago Technologies Ltd.	48,300	1,502,130
Broadcom Corp. Class A	5,700	224,466
Cavium Networks, Inc. (a)	5,491	246,711
Cirrus Logic, Inc. (a)	10,600	222,918
Cree, Inc. (a)	1,360	62,778
CSR PLC	37,400	221,666
Cypress Semiconductor Corp. (a)	28,200	546,516
Diodes, Inc. (a)	3,200	108,992
Energy Conversion Devices, Inc. (a)(d)	2,100	4,746
Fairchild Semiconductor International, Inc. (a)	32,200	586,040
First Solar, Inc. (a)	586	94,252
Global Unichip Corp.	4,994	15,880
Hittite Microwave Corp. (a)	321	20,470
Hynix Semiconductor, Inc. (a)	12,190	347,968
Infineon Technologies AG	1,364	13,980
Inotera Memories, Inc. (a)	2,330,000	1,188,573
Inphi Corp.	16,500	346,665
Intel Corp.	600	12,102
International Rectifier Corp. (a)	12,000	396,720
Intersil Corp. Class A	81,400	1,013,430
JA Solar Holdings Co. Ltd. ADR (a)	13,300	93,100
Jinkosolar Holdings Co. Ltd. ADR (d)	500	13,500
LSI Corp. (a)	15,500	105,400
MagnaChip Semiconductor Corp.	13,700	188,375
Marvell Technology Group Ltd. (a)	41,395	643,692
Micron Technology, Inc. (a)	295,400	3,385,284
Microsemi Corp. (a)	900	18,639
Monolithic Power Systems, Inc. (a)	28,000	397,320
National Semiconductor Corp.	46,900	672,546
Netlogic Microsystems, Inc. (a)	2,700	113,454
NVIDIA Corp. (a)	133,000	2,455,180
NXP Semiconductors NV	30,900	927,000
Power Integrations, Inc.	8,914	341,674
Radiant Opto-Electronics Corp.	2,284	5,492
Rambus, Inc. (a)	11,300	223,740
RDA Microelectronics, Inc. sponsored ADR	15,900	227,688
Samsung Electronics Co. Ltd.	275	233,744
Silicon Laboratories, Inc. (a)	4,700	203,087
Siliconware Precision Industries Co. Ltd. sponsored ADR	35,100	212,004
Skyworks Solutions, Inc. (a)	6,730	218,187
Spreadtrum Communications, Inc. ADR (a)(d)	23,440	434,812
SunPower Corp. Class B (a)	1,042	17,370
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	600	5,916
Texas Instruments, Inc.	700	24,192

	Shares	Value
Trina Solar Ltd. (a)(d)	16,000	$ 481,920
Volterra Semiconductor Corp. (a)	2,000	49,660
Wolfson Microelectronics PLC (a)	19,300	74,820
YoungTek Electronics Corp.	17,170	53,311
		19,322,372
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		25,908,241
SOFTWARE - 25.2%
Application Software - 16.5%
Adobe Systems, Inc. (a)	46,500	1,541,940
ANSYS, Inc. (a)	12,500	677,375
AsiaInfo Holdings, Inc. (a)(d)	108,200	2,342,530
Aspen Technology, Inc. (a)	53,800	806,462
Autodesk, Inc. (a)	36,100	1,592,371
AutoNavi Holdings Ltd. ADR	8,900	157,619
Autonomy Corp. PLC (a)	35,000	891,842
Blackboard, Inc. (a)	20,500	742,920
BroadSoft, Inc. (a)	28,100	1,340,089
Cadence Design Systems, Inc. (a)	21,400	208,650
Citrix Systems, Inc. (a)	11,400	837,444
Compuware Corp. (a)	125,000	1,443,750
Concur Technologies, Inc. (a)	25,900	1,436,155
Convio, Inc. (a)	33,200	385,452
Descartes Systems Group, Inc. (a)	78,200	514,506
Epicor Software Corp. (a)	17,795	196,991
FactSet Research Systems, Inc.	5,000	523,650
Informatica Corp. (a)	40,500	2,115,315
Intuit, Inc. (a)	49,300	2,617,830
JDA Software Group, Inc. (a)	13,443	406,785
Kenexa Corp. (a)	4,200	115,878
Kingdee International Software Group Co. Ltd.	2,182,000	1,368,904
Longtop Financial Technologies Ltd. ADR (a)	22,700	713,234
Magma Design Automation, Inc. (a)	54,000	368,280
Manhattan Associates, Inc. (a)	2,888	94,495
Micro Focus International PLC	33,400	169,304
MicroStrategy, Inc. Class A (a)	901	121,166
Nuance Communications, Inc. (a)	48,400	946,704
Parametric Technology Corp. (a)	66,268	1,490,367
Pegasystems, Inc.	18,600	705,684
QLIK Technologies, Inc.	15,500	403,000
Quest Software, Inc. (a)	20,100	510,339
RealPage, Inc.	3,300	91,509
salesforce.com, Inc. (a)	26,800	3,579,944
SolarWinds, Inc. (a)	32,000	750,720
SuccessFactors, Inc. (a)	28,600	1,117,974
Synopsys, Inc. (a)	13,100	362,215
Taleo Corp. Class A (a)	22,900	816,385
TeleNav, Inc.	13,700	162,619
TIBCO Software, Inc. (a)	25,200	686,700
Ultimate Software Group, Inc. (a)	15,000	881,250
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
VanceInfo Technologies, Inc. ADR (a)	14,000	$ 439,740
Verint Systems, Inc. (a)	3,100	111,104
		36,787,191
Home Entertainment Software - 0.2%
Activision Blizzard, Inc.	6,500	71,305
Perfect World Co. Ltd. sponsored ADR Class B (a)	4,500	95,310
RealD, Inc. (d)	9,800	268,128
Rosetta Stone, Inc. (a)	1,100	14,531
		449,274
Systems Software - 8.5%
Ariba, Inc. (a)	41,992	1,433,607
BMC Software, Inc. (a)	37,900	1,885,146
Check Point Software Technologies Ltd. (a)	400	20,420
CommVault Systems, Inc. (a)	34,800	1,387,824
Fortinet, Inc. (a)	11,700	514,800
Insyde Software Corp.	24,823	142,244
Microsoft Corp.	925	23,458
Oracle Corp.	341,500	11,395,855
Red Hat, Inc. (a)	10,200	462,978
Rovi Corp. (a)	6,719	360,474
Symantec Corp. (a)	1,100	20,394
TeleCommunication Systems, Inc. Class A (a)	20,600	84,872
Totvs SA	28,500	547,254
VMware, Inc. Class A (a)	9,600	782,784
		19,062,110
TOTAL SOFTWARE		56,298,575
WIRELESS TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
American Tower Corp. Class A (a)	16,300	844,666
Crown Castle International Corp. (a)	7,400	314,870

	Shares	Value
SBA Communications Corp. Class A (a)	20,500	$ 813,440
SOFTBANK CORP.	17,500	698,611
		2,671,587
TOTAL COMMON STOCKS (Cost $172,438,303)		223,164,008
Convertible Bonds - 0.1%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13 (Cost $157,875)	$ 150,000	152,325
Money Market Funds - 2.7%
Shares
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c) (Cost $6,061,825)	6,061,825	6,061,825
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $178,658,003)	229,378,158
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(6,289,643)
NET ASSETS - 100%	$ 223,088,515
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $306,686 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,743
Fidelity Securities Lending Cash Central Fund	8,691
Total	$ 10,434
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 223,164,008	$ 222,740,520	$ 215,088	$ 208,400
Convertible Bonds	152,325	-	152,325	-
Money Market Funds	6,061,825	6,061,825	-	-
Total Investments in Securities:	$ 229,378,158	$ 228,802,345	$ 367,413	$ 208,400
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	208,400
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 208,400
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $179,224,451. Net unrealized appreciation aggregated $50,153,707, of which $55,993,694 related to appreciated investment securities and $5,839,987 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Telecommunications Portfolio

March 31, 2011

1.856921.103

VTELP-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.6%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 1.1%
Diversified Support Services - 1.1%
Blue Label Telecoms Ltd.	121,400	$ 107,673
COMMUNICATIONS EQUIPMENT - 0.6%
Communications Equipment - 0.6%
Aruba Networks, Inc. (a)	5	169
Juniper Networks, Inc. (a)	1,343	56,513
Nortel Networks Corp. (a)	100	0
		56,682
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
PT Tower Bersama Infrastructure Tbk (a)	182,500	46,634
DIVERSIFIED TELECOMMUNICATION SERVICES - 49.6%
Alternative Carriers - 8.8%
AboveNet, Inc.	2,300	149,178
Cable & Wireless Worldwide PLC	309	260
Cogent Communications Group, Inc. (a)	10,406	148,494
Global Crossing Ltd. (a)	6,819	94,920
Iliad Group SA	880	105,467
Level 3 Communications, Inc. (a)	47,692	70,107
tw telecom, inc. (a)	15,633	300,154
		868,580
Integrated Telecommunication Services - 40.8%
AT&T, Inc.	48,983	1,498,877
BT Group PLC	109	324
Cable & Wireless PLC	309	226
Cbeyond, Inc. (a)	4,350	50,765
CenturyLink, Inc.	8,685	360,862
China Unicom (Hong Kong) Ltd. sponsored ADR	5,800	96,280
Deutsche Telekom AG	17	262
Frontier Communications Corp.	39	321
Hellenic Telecommunications Organization SA	37	413
Qwest Communications International, Inc.	85,355	582,975
Telenor ASA sponsored ADR	2,970	147,312
Verizon Communications, Inc.	26,028	1,003,119
Windstream Corp.	23,393	301,068
		4,042,804
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		4,911,384
INTERNET SOFTWARE & SERVICES - 2.9%
Internet Software & Services - 2.9%
Akamai Technologies, Inc. (a)	2,300	87,400
Google, Inc. Class A (a)	82	48,069

	Shares	Value
Rackspace Hosting, Inc. (a)	2,200	$ 94,270
SAVVIS, Inc. (a)	1	37
Support.com, Inc. (a)	12,200	63,318
		293,094
MEDIA - 8.1%
Cable & Satellite - 8.1%
Comcast Corp. Class A	9,900	244,728
DIRECTV (a)	11	515
Dish TV India Ltd. (a)	112	169
Kabel Deutschland Holding AG	4,000	211,931
Liberty Global, Inc. Class A (a)	2,466	102,117
Naspers Ltd. Class N	900	48,426
Time Warner Cable, Inc.	28	1,998
Virgin Media, Inc.	7,100	197,309
		807,193
Movies & Entertainment - 0.0%
Madison Square Garden, Inc. Class A (a)	11	297
TOTAL MEDIA		807,490
SOFTWARE - 1.5%
Application Software - 1.5%
AsiaInfo Holdings, Inc. (a)	4,100	88,765
Gameloft (a)	1,614	10,541
Synchronoss Technologies, Inc. (a)	1,401	48,685
		147,991
WIRELESS TELECOMMUNICATION SERVICES - 36.3%
Wireless Telecommunication Services - 36.3%
American Tower Corp. Class A (a)	13,300	689,206
Axiata Group Bhd (a)	75,200	119,018
Clearwire Corp. Class A (a)	33,731	188,556
Crown Castle International Corp. (a)	12,717	541,108
ICO Global Communications Holdings Ltd. Class A (a)	75,523	201,646
Idea Cellular Ltd. (a)	63	95
Leap Wireless International, Inc. (a)	7,592	117,600
MetroPCS Communications, Inc. (a)	15,478	251,363
NII Holdings, Inc. (a)	8,681	361,737
NTELOS Holdings Corp.	36	663
PT Indosat Tbk	80,000	48,694
SBA Communications Corp. Class A (a)	9,018	357,834
Sprint Nextel Corp. (a)	107,468	498,652
Telephone & Data Systems, Inc.	50	1,685
TIM Participacoes SA sponsored ADR (non-vtg.)	1,400	61,110
Turkcell Iletisim Hizmet AS	9,000	53,553
Vivo Participacoes SA sponsored ADR	1,500	60,570
Vodafone Group PLC sponsored ADR	1,600	46,000
		3,599,090
TOTAL COMMON STOCKS (Cost $8,674,588)		9,970,038
Money Market Funds - 0.9%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b) (Cost $91,864)	91,864	$ 91,864
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $8,766,452)		10,061,902
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(152,244)
NET ASSETS - 100%		$ 9,909,658
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 57
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 9,970,038	$ 9,916,161	$ 53,877	$ -
Money Market Funds	91,864	91,864	-	-
Total Investments in Securities:	$ 10,061,902	$ 10,008,025	$ 53,877	$ -
Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $8,920,681. Net unrealized appreciation aggregated $1,141,221, of which $1,735,236 related to appreciated investment securities and $594,015 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Utilities Portfolio

March 31, 2011

1.814651.106

VUT-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 101.6%
	Shares	Value
ELECTRIC UTILITIES - 50.5%
Electric Utilities - 50.5%
American Electric Power Co., Inc.	57,600	$ 2,024,064
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	15,000	289,050
Duke Energy Corp.	155,900	2,829,585
Edison International	81,848	2,994,818
Exelon Corp.	55,100	2,272,324
ITC Holdings Corp.	33,806	2,363,039
NextEra Energy, Inc.	85,127	4,692,200
NV Energy, Inc.	134,518	2,002,973
Progress Energy, Inc.	24,500	1,130,430
Tokyo Electric Power Co.	9,100	50,990
		20,649,473
GAS UTILITIES - 9.3%
Gas Utilities - 9.3%
Enn Energy Holdings Ltd.	98,000	304,888
National Fuel Gas Co.	22,807	1,687,718
ONEOK, Inc.	26,891	1,798,470
		3,791,076
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 9.8%
Independent Power Producers & Energy Traders - 9.8%
AES Corp. (a)	88,345	1,148,485
Calpine Corp. (a)	56,600	898,242
Constellation Energy Group, Inc.	41,953	1,305,997
NRG Energy, Inc. (a)	31,000	667,740
		4,020,464
MULTI-UTILITIES - 29.9%
Multi-Utilities - 29.9%
CenterPoint Energy, Inc.	85,691	1,504,734

	Shares	Value
Dominion Resources, Inc.	10,706	$ 478,558
NiSource, Inc.	87,814	1,684,273
OGE Energy Corp.	24,487	1,238,063
PG&E Corp.	51,396	2,270,675
Public Service Enterprise Group, Inc.	62,288	1,962,695
Sempra Energy	57,241	3,062,394
		12,201,392
WATER UTILITIES - 2.1%
Water Utilities - 2.1%
American Water Works Co., Inc.	30,040	842,622
TOTAL COMMON STOCKS (Cost $38,140,321)		41,505,027
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 0.16% (b) (Cost $295,997)	295,997	295,997
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $38,436,318)		41,801,024
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(959,347)
NET ASSETS - 100%		$ 40,841,677
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 165
Fidelity Securities Lending Cash Central Fund	548
Total	$ 713
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $39,031,120. Net unrealized appreciation aggregated $2,769,904, of which $3,477,820 related to appreciated investment securities and $707,916 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Leaders Portfolio

March 31, 2011

1.799888.107

VVL-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Automobiles - 0.9%
Ford Motor Co. (a)	11,769	$ 175,476
Honda Motor Co. Ltd.	2,300	85,469
		260,945
Household Durables - 3.2%
D.R. Horton, Inc.	1,300	15,145
Garmin Ltd. (d)	26,767	906,331
		921,476
Media - 3.8%
Comcast Corp. Class A (special) (non-vtg.)	11,500	267,030
Time Warner, Inc.	7,300	260,610
Washington Post Co. Class B (d)	1,300	568,828
		1,096,468
Specialty Retail - 0.6%
American Eagle Outfitters, Inc.	11,000	174,790
TOTAL CONSUMER DISCRETIONARY		2,453,679
CONSUMER STAPLES - 8.1%
Beverages - 3.3%
Grupo Modelo SAB de CV Series C	160,900	961,992
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	9,300	319,176
Kroger Co.	3,050	73,109
Safeway, Inc.	7,600	178,904
		571,189
Food Products - 1.8%
Dean Foods Co. (a)	15,300	153,000
Kraft Foods, Inc. Class A	11,300	354,368
		507,368
Household Products - 0.5%
Procter & Gamble Co.	2,342	144,267
Tobacco - 0.5%
Lorillard, Inc.	1,600	152,016
TOTAL CONSUMER STAPLES		2,336,832
ENERGY - 11.8%
Energy Equipment & Services - 0.4%
Transocean Ltd. (a)	1,617	126,045
Oil, Gas & Consumable Fuels - 11.4%
Anadarko Petroleum Corp.	4,330	354,714
Apache Corp.	1,200	157,104
BP PLC sponsored ADR	13,450	593,683
Chevron Corp.	8,000	859,440
ConocoPhillips	3,800	303,468
Marathon Oil Corp.	6,968	371,464

	Shares	Value
Occidental Petroleum Corp.	2,900	$ 303,021
Suncor Energy, Inc.	7,000	313,870
		3,256,764
TOTAL ENERGY		3,382,809
FINANCIALS - 24.2%
Capital Markets - 5.6%
Bank of New York Mellon Corp.	9,400	280,778
Goldman Sachs Group, Inc.	4,258	674,765
Invesco Ltd.	3,500	89,460
Morgan Stanley	6,500	177,580
Northern Trust Corp.	4,000	203,000
State Street Corp.	3,800	170,772
		1,596,355
Commercial Banks - 4.5%
Aozora Bank Ltd. (d)	88,000	198,930
PNC Financial Services Group, Inc.	750	47,243
Sumitomo Mitsui Financial Group, Inc.	9,800	304,103
Wells Fargo & Co.	23,255	737,184
		1,287,460
Consumer Finance - 0.9%
Discover Financial Services	10,700	258,084
Diversified Financial Services - 7.2%
Bank of America Corp.	32,912	438,717
Citigroup, Inc. (a)	200,530	886,343
JPMorgan Chase & Co.	16,396	755,856
		2,080,916
Insurance - 5.6%
Berkshire Hathaway, Inc. Class B (a)	3,590	300,232
First American Financial Corp.	13,000	214,500
Lincoln National Corp.	7,200	216,288
MetLife, Inc.	11,000	492,030
RenaissanceRe Holdings Ltd.	2,100	144,879
XL Group PLC Class A	9,400	231,240
		1,599,169
Thrifts & Mortgage Finance - 0.4%
Radian Group, Inc.	17,700	120,537
TOTAL FINANCIALS		6,942,521
HEALTH CARE - 15.8%
Biotechnology - 1.4%
Gilead Sciences, Inc. (a)	9,800	415,912
Health Care Equipment & Supplies - 1.0%
Boston Scientific Corp. (a)	10,100	72,619
CareFusion Corp. (a)	7,200	203,040
		275,659
Health Care Providers & Services - 1.1%
Omnicare, Inc.	8,998	269,850
UnitedHealth Group, Inc.	1,300	58,760
		328,610
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 12.3%
Eli Lilly & Co.	18,312	$ 644,033
Johnson & Johnson	9,675	573,244
Merck & Co., Inc.	22,970	758,240
Pfizer, Inc.	72,624	1,474,987
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,500	75,255
		3,525,759
TOTAL HEALTH CARE		4,545,940
INDUSTRIALS - 8.1%
Aerospace & Defense - 1.5%
Textron, Inc.	6,088	166,750
United Technologies Corp.	3,200	270,880
		437,630
Building Products - 0.5%
Armstrong World Industries, Inc.	3,200	148,064
Construction & Engineering - 0.9%
Jacobs Engineering Group, Inc. (a)	4,804	247,070
Electrical Equipment - 0.9%
Alstom SA	4,253	251,394
Industrial Conglomerates - 3.5%
General Electric Co.	50,502	1,012,565
Machinery - 0.8%
Navistar International Corp. (a)	3,320	230,176
TOTAL INDUSTRIALS		2,326,899
INFORMATION TECHNOLOGY - 11.9%
Communications Equipment - 3.7%
Alcatel-Lucent SA sponsored ADR (a)(d)	104,585	607,639
Comverse Technology, Inc. (a)	59,300	445,343
		1,052,982
Computers & Peripherals - 4.3%
Hewlett-Packard Co.	5,400	221,238
Seagate Technology (a)	70,459	1,014,610
		1,235,848
Electronic Equipment & Components - 0.5%
Corning, Inc.	6,420	132,445
Office Electronics - 1.2%
Xerox Corp.	32,050	341,333
Semiconductors & Semiconductor Equipment - 0.6%
ASML Holding NV	4,000	178,000
Software - 1.6%
Microsoft Corp.	18,600	471,696
TOTAL INFORMATION TECHNOLOGY		3,412,304

	Shares	Value
MATERIALS - 3.2%
Chemicals - 2.2%
Clariant AG (Reg.) (a)	24,646	$ 444,621
Dow Chemical Co.	4,715	177,991
		622,612
Metals & Mining - 1.0%
Goldcorp, Inc.	5,800	289,133
TOTAL MATERIALS		911,745
TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	4,600	140,760
Verizon Communications, Inc.	3,344	128,878
		269,638
Wireless Telecommunication Services - 4.8%
Sprint Nextel Corp. (a)	222,635	1,033,026
Vodafone Group PLC sponsored ADR	12,101	347,904
		1,380,930
TOTAL TELECOMMUNICATION SERVICES		1,650,568
UTILITIES - 1.4%
Electric Utilities - 1.4%
NextEra Energy, Inc.	4,809	265,072
PPL Corp.	4,900	123,970
		389,042
TOTAL COMMON STOCKS (Cost $27,154,854)		28,352,339
Money Market Funds - 6.3%

Fidelity Cash Central Fund, 0.16% (b)	385,838	385,838
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,428,850	1,428,850
TOTAL MONEY MARKET FUNDS (Cost $1,814,688)		1,814,688
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $28,969,542)	30,167,027
NET OTHER ASSETS (LIABILITIES) - (5.1)%	(1,459,858)
NET ASSETS - 100%	$ 28,707,169
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 173
Fidelity Securities Lending Cash Central Fund	7,726
Total	$ 7,899
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,453,679	$ 2,368,210	$ 85,469	$ -
Consumer Staples	2,336,832	2,336,832	-	-
Energy	3,382,809	3,382,809	-	-
Financials	6,942,521	6,638,418	304,103	-
Health Care	4,545,940	4,545,940	-	-
Industrials	2,326,899	2,326,899	-	-
Information Technology	3,412,304	3,412,304	-	-
Materials	911,745	911,745	-	-
Telecommunication Services	1,650,568	1,650,568	-	-
Utilities	389,042	389,042	-	-
Money Market Funds	1,814,688	1,814,688	-	-
Total Investments in Securities:	$ 30,167,027	$ 29,777,455	$ 389,572	$ -
Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $29,624,750. Net unrealized appreciation aggregated $542,277, of which $2,997,586 related to appreciated investment securities and $2,455,309 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 31, 2011